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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund, for the quarter ended February 28, 2009. These series have May 31 fiscal year end.

Date of reporting period: February 28, 2009

Item 1 – Schedule of Investments

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.9%
AIRPORT 2.9%
Branson, MO Regl. Arpt. Trans. Dev. RB, Ser. B, 6.00%, 07/01/2037	$5,000,000	$3,052,500
Houston, TX Arpt. Sys. RB, Spl. Facs., Continental Airlines, Inc., Ser. E, 6.75%, 07/01/2029	2,000,000	1,412,040

		4,464,540

COMMUNITY DEVELOPMENT DISTRICT 35.6%
Amelia Walk, FL CDD Spl. Assmt. RB:
Ser. A, 5.50%, 05/01/2037	2,550,000	1,323,119
Ser. B, 5.20%, 05/01/2014	1,050,000	646,685
Bobcat Trail, FL CDD RB, Ser. A, 6.60%, 05/01/2021	1,035,000	918,987
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	2,560,000	2,099,507
Ser. B, 5.70%, 05/01/2010	1,545,000	1,379,809
Covington Park, FL CDD RB:
Ser. A, 6.25%, 05/01/2034	930,000	750,008
Ser. B, 5.30%, 11/01/2009	155,000	139,052
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,910,000	2,061,007
Fiddler’s Creek, FL CDD RB, Ser. A:
6.00%, 05/01/2016	1,330,000	1,118,397
6.375%, 05/01/2035	1,285,000	848,447
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	1,882,525
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2023	640,000	499,021
Heritage Isle at Viera, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2009	100,000	88,871
Heritage Isles, FL CDD, Recreational Facs. RB, 7.10%, 10/01/2023	2,150,000	1,112,195
Heritage Lake Park, FL CDD Spl. Assmt. RB:
5.70%, 05/01/2036	930,000	538,396
Ser. B, 5.10%, 11/01/2009	1,215,000	708,819
Indian Trace, FL CDD, Water Mgmt., Spl. Benefit RB, 8.25%, 05/01/2011	1,385,000	1,369,640
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	3,000,000	2,659,650
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,462,708	1,286,437
Marshall Creek, FL CDD Spl. Assmt. RB:
6.625%, 05/01/2032	2,810,000	1,939,322
Ser. A, 7.65%, 05/01/2032	1,870,000	1,767,412
Mediterranea, FL CDD Spl. Assmt. RB, Ser. A, 5.60%, 05/01/2037 +	3,010,000	1,407,205
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Heron Bay Assmt. Area, 5.20%, 05/01/2027	1,460,000	871,255
Heron Bay Proj., 7.00%, 05/01/2019	1,397,000	1,354,419
Ser. A, 7.00%, 05/01/2019	300,000	290,856
Orchid Grove, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	3,645,000	1,724,850
Orlando, FL Spl. Assmt. RB, Conroy Road Interchange Proj., Ser. A, 5.80%, 05/01/2026	2,000,000	1,638,560
Overoaks, FL CDD Capital Impt. RB:
Ser. A, 6.125%, 05/01/2035	960,000	530,851
Ser. B, 5.125%, 05/01/2009	700,000	420,000
Pine Ridge Plantation, FL CDD Capital Impt. RB:
Ser. A, 5.40%, 05/01/2037	1,060,000	494,723
Ser. B, 5.00%, 05/01/2011	2,590,000	1,234,420
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,540,000	3,928,780
Portico, FL CDD Capital Impt. RB, 5.45%, 05/01/2037	5,000,000	2,688,000
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj., 5.60%, 05/01/2036 +	3,090,000	1,718,287
Portofino Vista, FL CDD Spl. Assmt. RB, Ser. A, 5.15%, 05/01/2037 +	3,520,000	1,744,054
Stoneybrook, FL CDD RB, Stoneybrook Golf Club, 7.00%, 10/01/2022	7,605,000	4,962,643
Verano, FL CDD RB, Cmnty. Infrastructure Proj., Ser. B, 5.00%, 11/01/2013	2,720,000	1,277,774
West Village, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2037 +	5,420,000	3,021,162
World Commerce Ctr. Florida CDD Spl. Assmt. RB, 5.50%, 05/01/2038	2,000,000	830,140

		55,275,285

1

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY 22.1%
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%, 06/01/2032	$3,000,000	$3,580,710
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	5,000,000	4,758,150
Health Facs. Dev. Corp. of Central Texas RB, Legacy at Willow Bend Proj., Ser. A, 5.25%, 11/01/2016	500,000	409,040
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,232,457
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A, 6.50%, 07/01/2040	3,750,000	2,899,162
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress Cove Hlth. Proj., Ser. A:
6.25%, 10/01/2017	3,115,000	2,624,356
6.375%, 10/01/2025	6,575,000	4,737,616
Nassau Cnty. NY Indl. Dev. Agcy. RB, Amsterdam at Harborside, Ser. B, 5.50%, 01/01/2028	1,250,000	1,117,313
North Carolina Med. Care Cmnty. Retirement Facs. RB, First Mtge. Southminster Proj., Ser. A, 5.75%, 10/01/2037	2,000,000	1,417,460
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Lutheran, 5.70%, 07/01/2026	2,000,000	1,330,780
St. John’s Cnty., FL IDA RB, Glenmoor Proj., Ser. A:
8.00%, 01/01/2020	5,000,000	5,368,500
8.00%, 01/01/2023	4,500,000	4,831,650

		34,307,194

EDUCATION 2.5%
Austin, NC RB, Univ. of North Carolina Chapel Hill Proj., Ser. 2008-1085, 9.22%, 12/01/2036 *	3,800,000	3,847,652

ELECTRIC REVENUE 0.7%
North Carolina Eastern Muni. Power Agcy. RB, Ser. C, 6.75%, 01/01/2024	1,000,000	1,045,970

HOSPITAL 12.4%
Colorado Hlth. Facs. Auth. RRB, Valley View Assn. Proj., 5.00%, 05/15/2027	1,375,000	1,039,720
Harris Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RRB, Mem. Hermann Healthcare Sys., Ser. B, 7.25%, 12/01/2035	1,000,000	1,046,090
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	3,695,000	2,898,395
New Jersey Hlth. Care Facs. Fin. Auth. RRB, St. Joseph’s Healthcare Sys., 6.625%, 07/01/2038	2,000,000	1,444,580
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2035	3,000,000	2,090,190
Tarrant Cnty., TX Cultural Ed. Facs. Corp. Hosp. RB, 6.375%, 11/01/2036	8,400,000	5,401,368
West Virginia Hosp. Fin. Auth. RRB, Thomas Hlth. Sys. Proj., 6.50%, 10/01/2038	6,000,000	4,553,760
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	1,000,000	802,580

		19,276,683

HOUSING 1.3%
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,105,499

INDUSTRIAL DEVELOPMENT REVENUE 7.6%
Denver, CO City & Cnty. Spl. Facs. Arpt. RRB, United Airlines Proj. A, 5.25%, 10/01/2032	2,000,000	1,063,140
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj., 5.75%, 08/01/2035	1,770,000	931,498
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	2,985,000	2,114,843
6.75%, 07/01/2029	2,380,000	1,741,684
Oklahoma Dev. Fin. Auth. RB, Solid Waste Disposal, Ser. A, 7.00%, 12/01/2021	2,500,000	2,497,575
Warren Cnty., MS Gulf Opportunity Zone Intl. Paper RB, Ser. A, 6.50%, 09/01/2032	5,000,000	3,490,400

		11,839,140

MISCELLANEOUS REVENUE 5.2%
Lower Colorado River Texas Auth. RRB, Ser. A, 7.25%, 05/15/2037	1,000,000	1,086,700
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	2,720,000	2,462,062
Morongo Band of Mission Indians California Enterprise RB, Tax-Exempt, Ser. B, 6.50%, 03/01/2028	3,000,000	2,278,770
Tampa, FL Util. Tax Capital Appreciation, 0.00%, 10/01/2020 ¤	4,000,000	2,295,400

		8,122,932

2

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 2.8%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	$2,225,000	$1,554,741
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj., 5.625%, 11/01/2026	4,300,000	2,748,173

		4,302,914

TOBACCO REVENUE 1.9%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2, 5.125%, 06/01/2024	3,970,000	2,887,103

WATER & SEWER 1.9%
Henrico Cnty., VA IDA Solid Waste RB, Browning Ferris Indl. South Atlantic, Inc., Ser. A, 5.875%, 03/01/2017	2,000,000	1,818,100
New Hampshire Business Fin. Auth. RB, Solid Waste. Mgmt. Inc. Proj., 5.20%, 05/01/2027	1,400,000	1,118,460

		2,936,560

Total Investments (cost $196,744,997) 96.9%		150,411,472
Other Assets and Liabilities 3.1%		4,811,033

Net Assets 100.0%		$155,222,505

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
*	Inverse floating rate security
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

Summary of Abbreviations

CDA	Community Development Authority
CDD	Community Development District
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of February 28, 2009:

Florida	58.4%
Texas	6.2%
North Carolina	4.8%
Georgia	3.2%
West Virginia	3.0%
Maryland	2.9%
Virginia	2.6%
Mississippi	2.3%
Missouri	2.0%
Ohio	1.9%
Pennsylvania	1.9%
Illinios	1.8%
Oklahoma	1.7%
California	1.5%
Colorado	1.4%
Minnesota	1.4%
New Jersey	1.0%
New Hampshire	0.8%
New York	0.7%
Wisconsin	0.5%

100.0%

On February 28, 2009, the aggregate cost of securities for federal income tax purposes was $196,744,997. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,311,515 and $48,645,040 respectively, with a net unrealized depreciation of $46,333,525.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an

3

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)

independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Valuation hierarchy

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	150,411,472
Level 3 – Significant Unobservable Inputs	0

Total	$150,411,472

4

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 101.3%
AIRPORT 3.0%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	$4,495,000	$4,577,079
Dallas-Fort Worth, TX Intl. Arpt. RB:
Ser. A, 5.50%, 11/01/2020, (Insd. By MBIA)	11,000,000	11,072,050
Ser. B, 6.25%, 11/01/2028	5,000,000	5,003,200
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	85,000	85,139
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth., Ser. F, 5.00%, 01/01/2020, (Insd. By AMBAC)	8,460,000	7,862,132
Lee Cnty., FL Arpt. RB, Ser. A, 5.875%, 10/01/2019, (Insd. By FSA)	2,000,000	2,022,700
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. A, 5.75%, 10/01/2018	6,680,000	6,853,680
Metropolitan Washington, DC Arpt. Auth. Sys. RRB, Ser. A, 5.25%, 10/01/2020, (Insd. By MBIA)	1,750,000	1,737,470
San Francisco, CA City & Cnty. Intl. Arpt. RRB, Ser. 34E, 5.75%, 05/01/2024	4,440,000	4,386,542

		43,599,992

COMMUNITY DEVELOPMENT DISTRICT 1.6%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.75%, 07/01/2022	3,994,000	2,764,367
6.00%, 07/01/2030	7,919,000	4,815,227
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	6,120,000	4,334,490
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	553,000	551,258
6.625%, 07/01/2025	6,280,000	4,728,903
Henderson, NV Local Impt. Dist. RB:
4.90%, 03/01/2017 +	975,000	393,013
5.05%, 09/01/2017 +	2,465,000	992,532
5.10%, 09/01/2018 +	2,500,000	1,004,775
5.125%, 09/01/2019 +	2,975,000	1,193,927
5.15%, 09/01/2020 +	2,105,000	843,726
5.25%, 09/01/2026 +	3,500,000	1,327,515

		22,949,733

CONTINUING CARE RETIREMENT COMMUNITY 2.3%
Connecticut Dev. Auth. RB, Elim Park Baptist Home Proj., 5.75%, 12/01/2023	750,000	595,320
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	1,000,000	951,630
Houston Cnty., AL Hlth. Care Auth. RRB, Ser. A, 5.25%, 10/01/2030	1,000,000	777,010
Lees Summit, MO IDA Sr. Living Facs. RB, John Knox Vlg. Obl. Group, Ser. A, 5.125%, 08/15/2026	4,000,000	2,827,960
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
King Farm Presbyterian Cmnty. Proj., Ser. B, 5.00%, 01/01/2017	10,535,000	8,015,976
Washington Cnty. Hosp., 6.00%, 01/01/2043	5,000,000	3,818,750
New Jersey EDA RB, Franciscan Oaks Proj., 5.70%, 10/01/2017	2,500,000	2,083,225
St. John’s Cnty., FL IDA Hlth. Care RRB, Glenmoor Proj., Ser. B, 4.75%, 01/01/2041	1,000,000	1,005,490
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group, 5.00%, 05/15/2017	1,400,000	1,229,522
Northwest Sr. Hsg. Edgemere Proj., 6.00%, 11/15/2036	6,500,000	4,251,455
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033, (Insd. By ACA)	3,500,000	2,328,865
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A, 5.625%, 01/01/2027	7,500,000	4,935,450

		32,820,653

EDUCATION 7.5%
Alabama Pub. Sch. & College Capital Impt., 5.00%, 12/01/2024	5,000,000	5,194,450
Annapolis, MD EDRRB, St. John’s College Facs., 5.50%, 10/01/2018	300,000	300,948
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020, (Insd. By AMBAC)	1,315,000	1,375,385
Atlanta, GA Dev. Auth. RB, TUFF Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%, 07/01/2018	2,640,000	2,742,722
Berkeley Cnty., SC Sch. Dist. Installment Lease RRB, Securing Assets for Ed., 5.25%, 12/01/2024	1,760,000	1,790,976
California Edl. Facs. Auth. RB, Univ. Southern California, Ser. B, 5.25%, 10/01/2039	5,000,000	5,090,300
California Edl. Facs. Auth. RRB, Santa Clara Univ., 5.00%, 09/01/2023, (Insd. By MBIA)	250,000	253,613

1

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.:
5.00%, 12/01/2023	$9,105,000	$9,096,805
9.45%, 12/01/2025 ‡	10,000,000	10,067,350
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No. 1, Ser. B, 5.00%, 12/01/2026, (Insd. by FSA)	2,295,000	2,311,639
Connecticut Hlth. & Edl. Facs. Auth. RB, Univ. of Hartford, Ser. G, 5.25%, 07/01/2026	1,000,000	835,390
Fulton Cnty., GA Dev. Auth. RB, Georgia Tech Foundation SAC II Proj., Ser. A, 5.75%, 11/01/2017	1,950,000	2,122,185
Kershaw Cnty., SC Pub. Sch. Dist. RB, Kershaw Cnty. Sch. Dist. Installment Purchase Proj.:
5.00%, 12/01/2024, (Insd. by CIFG IXIS Finl. Guaranty)	7,415,000	7,366,506
5.00%, 12/01/2026, (Insd. by CIFG IXIS Finl. Guaranty)	3,420,000	3,329,438
Lancaster, SC Edl. Assistance Program RRB, Sch. Dist. Lancaster Cnty. Proj., 5.00%, 12/01/2026	4,000,000	3,328,600
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,140,780
Lexington Cnty., SC One Sch. Facs. Corp. Installment Purchase RB, Lexington Cnty. Sch. Dist. No. 1:
5.25%, 12/01/2024	2,110,000	2,101,096
5.25%, 12/01/2026	2,340,000	2,289,573
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Loyola College, Ser. A, 5.125%, 10/01/2045	1,575,000	1,373,699
Miami-Dade Cnty., FL Edl. Facs. RB, Univ. of Miami, Ser. A, 5.75%, 04/01/2028	4,000,000	4,076,640
New Jersey EDA RB, Sch. Construction Proj., Ser. O, 5.25%, 03/01/2022	5,000,000	5,116,250
New York Dorm. Auth. RB, Personal Income Tax:
Ser. A, 5.00%, 03/15/2038	7,250,000	7,033,732
Ser. B, 5.75%, 03/15/2036	10,000,000	10,708,900
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%, 01/01/2021	1,000,000	1,014,510
San Leanna, TX Ed. Facs. Corp. RRB, St. Edwards Univ. Proj.:
5.125%, 06/01/2022	1,735,000	1,399,850
5.125%, 06/01/2023	1,000,000	796,270
5.125%, 06/01/2024	750,000	588,473
Tulsa, OK Indl. Auth. Student Hsg. RB, Univ. of Tulsa, 5.25%, 10/01/2021	4,055,000	4,110,554
University of New Mexico RB, Hosp. Mtge.:
5.00%, 07/01/2021, (Insd. by FHA & FSA)	3,835,000	3,962,667
5.00%, 07/01/2024, (Insd. by FHA & FSA)	1,000,000	1,013,500
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,389,596
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,523,211
Virginia College Bldg. Auth. Edl. Facs. RRB, Hampton Univ. Proj., 5.00%, 04/01/2018	1,300,000	1,311,076
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019, (Insd. by FSA)	1,000,000	1,020,300

		107,176,984

ELECTRIC REVENUE 3.3%
Georgia Muni. Elec. Auth. Power RRB:
Proj. One, Ser. A, 5.25%, 01/01/2013, (Insd. by MBIA)	1,000,000	1,080,710
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,155,980
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	489,212
Indiana Fin. Auth. RRB, Miami Correctional, Ser. C, 5.00%, 07/01/2020	8,770,000	9,248,228
Long Island, NY Power Auth. Elec. Sys. RRB, Ser. A:
5.50%, 04/01/2022	5,000,000	5,177,950
5.50%, 05/01/2033, (LOC: BHAC)	4,000,000	4,203,320
North Carolina Eastern Muni. Power Agcy. RB, Ser. C, 6.75%, 01/01/2024	1,000,000	1,045,970
Piedmont, SC Muni. Power Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,010,940
San Antonio, TX Elec. & Gas RRB, Ser. A:
5.00%, 02/01/2034	5,000,000	4,861,000
5.25%, 02/01/2028	5,000,000	5,119,800
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	518,905
South Carolina Pub. Svcs. Auth. RRB, Ser. A, 5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,558,888

2

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
Western Generation Agcy. Of Oregon RRB, Wauna Cogeneration Proj.:
Ser. A, 5.00%, 01/01/2019	$1,125,000	$856,406
Ser. B:
5.00%, 01/01/2012	3,600,000	3,305,736
5.00%, 01/01/2013	2,855,000	2,527,589
5.00%, 01/01/2014	1,100,000	949,564

		47,110,198

GENERAL OBLIGATION – LOCAL 5.3%
Adams & Highland Cnty., OH Valley Local Sch. Dist. GO, 7.00%, 12/01/2015, (Insd. by MBIA)	2,000,000	2,332,360
Cartersville, GA GO, 6.70%, 01/01/2012	80,000	86,834
Chemeketa, OR Cmnty. College Dist. GO, 5.50%, 06/15/2024	1,010,000	1,096,466
Chicago, IL Refunding GO, Ser. C, 5.00%, 01/01/2028	11,045,000	10,924,720
Dallas, TX Independent Sch. Dist. Sch. Bldg. GO, 6.375%, 02/15/2034	10,000,000	11,071,200
El Paso Cnty., CO Sch. Dist. No. 011 GO:
6.50%, 12/01/2012	2,310,000	2,641,254
7.10%, 12/01/2013	2,000,000	2,420,240
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	500,000	527,815
Foothill-De Anza, CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2017, (Insd. by AMBAC)	5,000,000	5,705,300
Forsyth Cnty., GA Sch. Dist. GO, 6.75%, 07/01/2016	2,000,000	2,376,820
Henry Cnty., GA Sch. Dist. GO, Ser. A, 6.45%, 08/01/2011	690,000	738,045
Horry Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2023, (Insd. by FSA & South Carolina Sch. Dist. Enhancement)	8,555,000	9,022,958
Kane & De Kalb Cnty., IL Cmnty. Unit Sch. Dist. No. 302 GO, Sch. Bldg.:
5.50%, 02/01/2025, (Insd. by FSA)	1,265,000	1,319,572
5.50%, 02/01/2026, (Insd. by FSA)	3,610,000	3,750,609
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,214,640
Lakewood Township, NJ Sch. Dist. GO, 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	447,940
Lakota, OH Local Sch. Dist. GO, 7.00%, 12/01/2009, (Insd. by AMBAC)	1,740,000	1,822,720
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,594,632
Los Angeles, CA Univ. Sch. Dist. GO, Election of 2004, Ser. H, 5.00%, 07/01/2019, (Insd. by FSA)	3,500,000	3,817,380
Millburn Township, NJ GO, Board of Ed., 5.35%, 07/15/2011	960,000	1,048,234
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	915,000	1,096,060
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	939,100
Portsmouth, VA Pub. Impt. Refunding GO, Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	415,000	416,320
Richardson, TX Independent Sch. Dist. Bldg. GO, 5.25%, 02/15/2033	5,000,000	5,064,100
Santa Clara Valley, CA Trans. Auth. Sales Tax RRB, Measure A, Ser. A, 5.00%, 04/01/2032, (Insd. by AMBAC)	1,130,000	1,108,700
Seattle, WA Refunding GO, 5.00%, 08/01/2021	2,000,000	2,159,660
Washington Township, NJ GO, Warren Cnty. Board of Ed., 7.50%, 04/15/2009	130,000	131,123
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,200

		75,925,002

GENERAL OBLIGATION – STATE 0.5%
Commonwealth of Puerto Rico Refunding GO, Pub. Impt., 6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,070,320
Connecticut GO, Ser. A, 5.00%, 02/15/2027	3,570,000	3,723,688
District of Columbia GO, Gallery Place Proj., Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	723,682
Puerto Rico Pub. Impt. GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,237,284

		7,754,974

HOSPITAL 16.3%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd. by MBIA)	4,000,000	4,143,600
Albany, NY Indl. Dev. Agcy. Civic Facs. RRB, St. Peters Hosp. Proj., Ser. A, 5.75%, 11/15/2022	3,000,000	2,674,830
Brunswick & Glynn Cnty., GA Mem. Hosp. Auth. RB, 2005 Anticipation Cert., Southeast Georgia Hlth. Sys., Inc. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	511,382

3

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
California Hlth. Facs. Fin. RB, Providence Hlth. & Svcs., Ser. C, 6.50%, 10/01/2038	$10,050,000	$10,523,757
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, Cooper Hlth. Sys. Obl.:
Group A, 5.25%, 02/15/2020	5,000,000	4,033,400
Ser. A, 5.75%, 02/15/2034	6,000,000	4,148,940
Chatham Cnty., GA Hosp. Auth. RB:
Mem. Hlth. Med. Ctr., Ser. A, 6.125%, 01/01/2024	1,000,000	805,980
Mem. Hlth. Univ., Ser. A, 5.50%, 01/01/2034	2,000,000	1,348,340
Cherokee Nation of Oklahoma Hlth. Care Sys. RB, Ser. 2006:
4.30%, 12/01/2016, (Insd. by ACA)	2,150,000	1,889,872
4.60%, 12/01/2021, (Insd. by ACA)	2,900,000	2,318,666
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Intitiatives, Ser. D, 6.25%, 10/01/2033	4,000,000	4,114,440
Hosp. Valley View Assn. Proj., 5.25%, 05/15/2042	10,730,000	7,267,751
Vail Valley Med. Ctr. Proj., 5.75%, 01/15/2022	1,770,000	1,652,277
Colorado Hlth. Facs. Auth. RRB, Adventist Hlth. Sunbelt, Ser. D, 5.25%, 11/15/2027	7,000,000	6,319,040
Connecticut Hlth. & Edl. Facs. Auth. RB, Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,000,140
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A:
5.00%, 12/01/2016	2,000,000	1,863,040
5.00%, 12/01/2017	3,655,000	3,356,935
5.00%, 12/01/2019	1,030,000	907,976
5.00%, 12/01/2020	3,730,000	3,197,393
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	5,030,250
Harris Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RRB, Mem. Hermann Healthcare Sys., Ser. B, 7.25%, 12/01/2035	10,000,000	10,460,900
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	5,816,408
Idaho Hlth. Facs. Auth. RRB, Trinity Hlth. Credit Group, Ser. B, 6.25%, 12/01/2033	3,000,000	3,066,030
Illinois Fin. Auth. RB, Advocate Healthcare Network, Ser. D, 6.50%, 11/01/2038	5,000,000	5,147,700
Illinois Hlth. Facs. Auth. RB, Edward Hosp. Obligated Group A, Ser. 2001-A:
5.50%, 02/15/2013, (LOC: FSA)	2,680,000	2,817,430
5.50%, 02/15/2014, (LOC: FSA)	2,830,000	2,958,369
5.50%, 02/15/2015, (LOC: FSA)	1,730,000	1,818,818
5.50%, 02/15/2016, (LOC: FSA)	3,150,000	3,311,721
Illinois Hlth. Facs. Auth. RRB:
Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	2,018,345
Sherman Hlth. Sys., 5.25%, 08/01/2017, (Insd. by AMBAC)	1,000,000	978,140
Indiana Fin. Auth. & Hlth. Sys. RRB, Sisters of St. Francis Hlth., 5.375%, 11/01/2032	5,000,000	4,560,150
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RRB:
Clarian Hlth. Obl. Group B, 5.00%, 02/15/2022	8,750,000	7,549,412
Sisters of St. Francis Hlth., 5.25%, 05/15/2041	2,000,000	1,834,800
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C, 5.75%, 08/15/2012	4,300,000	4,427,581
Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040	5,000,000	3,506,700
Kent, MI Hosp. Fin. Auth. RRB, Spectrum Hlth. Sys., Ser. A, 5.50%, 01/15/2047	5,000,000	5,164,350
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Anne Arundel Htlh. Sys., Ser. A, 6.75%, 07/01/2039	2,500,000	2,510,775
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,258,320
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Union Hosp. of Cecil Cnty., 4.80%, 07/01/2011	330,000	331,307
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,227,071
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr., 6.00%, 01/01/2043	1,000,000	1,175,190
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	2,500,000	2,978,325
New Jersey Hlth. Care Facs. Fin. Auth. RRB:
Atlantic City Med. Ctr., 6.00%, 07/01/2012	3,000,000	3,125,310
Atlantic Hlth. Sys. Hosp. Corp., Ser. A, 6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,488,498
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	2,825,000	2,842,176
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	3,826,913
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,352,842
St. Joseph’s Healthcare Sys., 6.625%, 07/01/2038	5,000,000	3,611,450

4

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Orange Cnty., FL Hlth. Facs. Auth. RRB, Orlando Regl. Hlth. Care Sys., Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	$2,310,000	$2,447,075
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.00%, 01/15/2022	4,900,000	4,994,178
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,578,287
5.50%, 07/01/2018	3,670,000	3,795,220
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr., 5.50%, 02/01/2011, (Insd. by FSA)	265,000	268,318
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,623,088
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB, 5.50%, 04/15/2017, (Insd. by FSA)	500,000	519,155
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2030	10,000,000	7,406,400
Steubenville, OH Hosp. Facs. RRB, Trinity Hlth., 6.50%, 10/01/2030	1,750,000	1,898,645
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Texas Hlth. Resources, Ser. A, 5.00%, 02/15/2023	10,000,000	9,423,800
Virginia Small Business Financing Auth. RB, Wellmont Hlth. Sys. Proj., Ser. A, 5.25%, 09/01/2027	1,500,000	1,013,655
Washington Cnty., PA Hosp. Auth. RRB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022	750,000	755,580
Washington Hlth. Care Facs. Auth. RB, Catholic Hlth. Initiatives, Ser. D, 6.375%, 10/01/2036	16,000,000	16,431,680
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	6,000,000	6,130,320
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (Insd. by AMBAC)	5,500,000	5,940,715
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	3,815,000	3,061,843

		233,560,999

HOUSING 7.3%
Alaska Hsg. Fin. Corp. RB, Ser. A, 4.15%, VRDN, (Insd. by FSA & SPA: Dexia SA)	20,000,000	20,000,000
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	1,820,000	1,854,944
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	3,800,000	3,865,778
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	660,667
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by FHLMC, FNMA & GNMA)	10,000	10,229
Colorado HFA SFHRB, Ser. D-2, 6.90%, 04/01/2029	405,000	426,040
Connecticut HFA RB:
Mtge. Fin. Program, Ser. D-1, 5.75%, 11/15/2017	550,000	557,139
Spl. Needs Hsg.:
Ser. 2, 5.25%, 06/15/2022	2,000,000	1,848,860
Ser. 7, 5.00%, 06/15/2019	1,390,000	1,526,915
Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033	235,000	246,781
District of Columbia HFA SFHRRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	800,000	814,792
Escambia Cnty., FL HFA SFHRRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021, (Insd. by FNMA & GNMA)	285,000	287,317
Fairfax Cnty., VA Redev. & Hsg. Auth. RRB, Hsg. for the Elderly, Ser. A, 6.00%, 09/01/2016, (Insd. by FHA)	500,000	500,855
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,366,506
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,091,714
Sub. Ser. D-4, 5.65%, 06/01/2021	1,250,000	1,244,612
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017, (Insd. by FSA & LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,525
Hillsborough Cnty., FL HFA SFHRB, Ser. A, 6.625%, 10/01/2029, (Insd. by GNMA)	430,000	433,887
Idaho Hsg. & Fin. Assn. SFHRB:
Sr. Ser. D, 6.30%, 07/01/2025	500,000	503,615
Sub. Ser. B-2, 6.00%, 07/01/2014	440,000	446,613
Indiana HFA SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,170,000	1,179,805
Kentucky Hsg. Corp. RRB, AMT, Ser. H, 4.80%, 07/01/2022	2,000,000	1,902,860
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. A:
5.50%, 07/01/2022	1,000,000	1,010,250
5.875%, 07/01/2021	500,000	503,660

5

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Maryland Cmnty. Dev. Admin. RB, Ser. B, 5.50%, 09/01/2031	$815,000	$794,943
Maryland Cmnty. Dev. Admin. SFHRB, Dept. of Hsg. & Cmnty. Dev.:
Ser. A, 4.55%, 09/01/2022	5,000,000	4,715,150
Ser. P, 4.45%, 09/01/2021	2,500,000	2,318,225
Massachusetts Hsg. Fin. Agcy. MHRB, Ser. F, 5.125%, 12/01/2034	100,000	88,504
Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. By FNMA & GNMA)	525,000	533,269
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. By GNMA)	20,000	20,355
Ser. B:
6.25%, 09/01/2015, (Insd. By FNMA & GNMA)	40,000	40,042
6.45%, 09/01/2027, (Insd. By FNMA & GNMA)	190,000	190,080
Montgomery Cnty., MD Hsg. Opportunities MHRB, Cmnty. Hsg., Ser. A, 5.35%, 07/01/2021	500,000	503,790
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co., Inc.)	5,940,000	6,054,404
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A, 5.40%, 11/01/2017, (Insd. By AMBAC)	1,275,000	1,280,967
New Jersey Hsg. & Mtge. Fin. Agcy. MHRRB:
Ser. B, 6.05%, 11/01/2017, (Insd. By FSA)	815,000	830,420
Ser. E-1:
5.35%, 11/01/2013, (Insd. By FSA)	2,710,000	2,774,091
5.45%, 11/01/2014, (Insd. By FSA)	900,000	918,495
5.70%, 05/01/2020, (Insd. By FSA)	200,000	202,668
Ser. E-2, 5.70%, 11/01/2020, (Insd. By FSA)	340,000	344,325
Ser. F, 5.05%, 11/01/2013, (Insd. By FSA)	1,550,000	1,632,971
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRRB, Ser. T, 4.55%, 10/01/2022	5,000,000	4,594,150
New York Hsg. Fin. Agcy. MHRRB, Ser. B, 6.35%, 08/15/2023, (Insd. By AMBAC & HFA)	65,000	65,048
North Carolina Hsg. Fin. Agcy. Homeownership SFHRB, Ser. 28-A, 4.65%, 07/01/2023	3,500,000	3,197,495
Ohio Hsg. Fin. Agcy. MHRB, Uptown Towers Apts., Ser. F, 4.75%, 10/20/2015, (Insd. By GNMA)	545,000	556,745
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A-1, 5.95%, 03/01/2030, (Insd. By FNMA & GNMA)	505,000	511,787
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ., Jaguar Student Hsg., LLC Proj., Ser. A, 5.375%, 02/01/2025	3,870,000	3,527,660
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RB:
Ser. A:
6.35%, 07/01/2025, (Insd. By FHA)	165,000	165,082
6.55%, 07/01/2015	15,000	15,019
Ser. A-2:
5.30%, 07/01/2023	3,500,000	3,468,535
6.35%, 07/01/2019, (Insd. By FSA)	680,000	685,515
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RRB, Ser. B-1, 5.75%, 07/01/2015, (Insd. By FSA)	435,000	443,404
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Insd. By FNMA)	735,000	761,122
Utah Hsg. Fin. Agcy. SFHRB:
Ser. C-2, 5.75%, 07/01/2021, (Insd. By FHA)	45,000	45,040
Ser. E-1, 5.375%, 07/01/2018, (Insd. By FHA)	60,000	60,019
Virginia HAD Cmnwlth. Mtge. RB, Ser. A1:
4.80%, 10/01/2018	3,000,000	3,005,940
4.85%, 04/01/2019	3,100,000	3,074,983
4.85%, 10/01/2019	3,100,000	3,062,738
Virginia HAD MHRB:
Ser. H, 5.55%, 05/01/2015	1,000,000	1,008,180
Ser. I, 5.45%, 05/01/2018	500,000	505,285
Ser. O, 6.05%, 11/01/2017	500,000	500,525
Virginia HAD RB, Rental Hsg., Ser. D, 4.50%, 07/01/2023	5,525,000	4,961,063

		105,242,398

6

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 5.6%
Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%, 12/01/2021, (Insd. by AMBAC)	$3,000,000	$2,809,200
Appling Cnty., GA Dev. Auth. PCRB, Oglethorpe Power Corp., 4.75%, 01/01/2038	5,000,000	5,059,400
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	1,120,000	1,172,416
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	6,300,600
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	6,330,000	5,920,259
5.50%, 01/01/2015	5,000,000	4,644,750
Erie Cnty., PA IDA Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.90%, 11/01/2009, (Gtd. by Intl. Paper Co.)	5,000,000	4,947,850
Gulf Coast, TX Waste Disposal Auth. Env. Imp. RRB, Intl. Paper, Ser. A, 6.10%, 08/01/2024	3,575,000	2,526,810
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN:
4.25%, 09/01/2030	5,000,000	5,065,350
4.35%, 03/01/2031	8,000,000	8,105,680
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	1,000,000	865,130
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%, 07/01/2016	245,000	246,171
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,033,370
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%, 09/01/2022, (Insd. by FGIC)	10,000,000	11,578,600
New Hampshire Business Fin. Auth. PCRRB, Central Maine Power Co., 5.375%, 05/01/2014	1,300,000	1,232,283
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015, (Insd. by FSA)	55,000	55,071
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	7,300,000	7,442,350
Prince George’s Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,647,968
Selma, AL Indl. Dev. Board Env. Impt. RB, Intl. Paper Co. Proj., Ser. B, 6.70%, 03/01/2024	2,000,000	1,519,560
St. John Baptist Parish, LA RB, Marathon Oil Corp., Ser. A, 5.125%, 06/01/2037	10,000,000	7,309,700
York Cnty., VA IDA RB, Virginia Elec. & Power Co. Proj., 5.50%, 07/01/2009	1,000,000	1,002,640

		80,485,158

LEASE 1.6%
Charlotte, NC Refunding COP, Convention Facs. Proj., 5.00%, 12/01/2021	2,485,000	2,615,139
Collier Cnty., FL Sch. Board Refunding COP, 5.25%, 02/15/2021, (Insd. by FSA)	1,000,000	1,064,120
Fulton Cnty., GA Facs. Corp. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018, (Insd. by AMBAC)	1,000,000	1,060,440
Georgia Muni. Assn. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,298,062
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,333,131
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,614,825
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,155,530
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%, 08/15/2020	305,000	414,358
Lawrence Township, IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA)	1,010,000	1,079,953
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	567,840
Montgomery Cnty., VA IDA Lease RB:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,070,240
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,198,669
New Jersey EDA RB:
Performing Arts Ctr. Proj., Ser. C, 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	501,250
Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,081,720
New Jersey EDA RRB, Dept. of Human Svcs., Ser. A, 5.70%, 07/01/2012	1,430,000	1,516,100
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	180,000	181,292
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A, 6.25%, 07/01/2015, (Insd. by MBIA)	300,000	339,447
Virginia Biotechnology Research Park IDA RB, Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,540,000	1,541,309

		22,633,425

7

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 4.9%
Agua Caliente Band Cahuilla Indians of California RB, 6.00%, 07/01/2018	$1,000,000	$828,430
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A, 6.25%, 07/01/2009, (Insd. by AMBAC)	250,000	252,998
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,935,000	3,679,068
Los Angeles, CA Harbor Dept. RB:
5.00%, 08/01/2024, (Insd. by MBIA)	3,855,000	3,502,923
5.00%, 08/01/2025, (Insd. by MBIA)	4,050,000	3,634,308
5.00%, 08/01/2026, (Insd. by MBIA)	4,260,000	3,769,546
Lower Colorado River Texas Auth. RRB:
Ser. A, 6.50%, 05/15/2037	5,000,000	5,241,000
Ser. A, 7.25%, 05/15/2037	4,000,000	4,346,800
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	890,000	805,601
Mashantucket Western Pequot Tribe Spl. RB, Sub. Ser. A:
5.50%, 09/01/2036	6,000,000	2,928,000
6.50%, 09/01/2031	2,000,000	1,177,760
Montgomery Cnty., AL Pub. Bldg. Auth. RB, Warrants Facs. Proj., 5.00%, 03/01/2021, (Insd. by MBIA)	1,050,000	1,107,004
New Jersey EDA Sch. Facs. Construction RB, Ser. O, 5.00%, 03/01/2020	10,000,000	10,289,900
New York Urban Dev. Corp. RRB, Sub Lien, 5.50%, 07/01/2016	10,000,000	10,029,100
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	3,000,000	3,677,100
Palm Beach Cnty., FL Pub. Impt. RB, Ser. 2, 5.375%, 11/01/2028	3,500,000	3,610,320
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025, (Insd. by MBIA)	4,000,000	3,102,960
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	1,829,300
Prairie Ctr. Metro. Dist. No. 3 of Colorado GO, Property Tax Supported Primary Impt., Ser. A, 5.40%, 12/15/2031	3,750,000	2,357,550
Seminole Tribe, Florida Spl. Obl. RB, Ser. A, 5.75%, 10/01/2022	5,000,000	3,853,350

		70,023,018

PORT AUTHORITY 1.4%
Delaware River Port Auth. of Pennsylvania & New Jersey RB, Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,604,565
Jacksonville, FL Port Auth. RB, 6.00%, 11/01/2038	10,000,000	9,755,500
Port Auth. of New York & New Jersey RB, Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,230,850

		19,590,915

POWER 1.4%
Alaska Energy Auth. Util. RRB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	17,675,850
Anchorage, AK Elec. Util. RRB, Sr. Lien, 8.00%, 12/01/2010, (Insd. by MBIA)	985,000	1,086,721
North Carolina Eastern Muni. Power Agcy. RRB, Ser. C, 5.375%, 01/01/2017	1,000,000	1,023,780

		19,786,351

PRE-REFUNDED 9.1%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.25%, 07/01/2021	2,655,000	2,894,242
Baltimore, MD RRB, Water Proj., Ser. A, 5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,706,955
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 6.125%, 07/01/2022	685,000	779,482
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	400,000	507,176
Chicago, IL Metro. Water Reclamation Dist. GO, 7.25%, 12/01/2012	1,500,000	1,802,805
Colorado Edl. & Cultural Facs. Auth. RB, Nashville Pub. Radio, 5.875%, 04/01/2022	1,000,000	1,126,280
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%, 11/15/2023	4,000,000	4,552,160
Connecticut Hlth. & Edl. Facs. Auth. RB, Eastern Connecticut Hlth. Network, Ser. A, 6.375%, 07/01/2016	960,000	977,290
DeKalb Cnty., GA Sch. Dist. GO, Ser. A, 6.25%, 07/01/2011	500,000	556,220
Fulton Cnty., GA Residential Care Facs. Auth. RB, Canterbury Ct. Proj., 6.20%, 10/01/2019	995,000	1,047,337
Fulton Cnty., GA Water & Sewer RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	433,154
Gainesville & Hall Cnty., GA Hosp. Auth. RAN, Northeast Georgia Hlth. Sys., Inc. Proj., 5.50%, 05/15/2021	500,000	542,355
Georgia Private Colleges & Univ. Auth. RB, Mercer Univ. Proj., 5.75%, 10/01/2021	500,000	564,450

8

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	$1,000,000	$1,250,140
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,142,160
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., Ser. D, 5.875%, 11/15/2029	10,000,000	11,415,800
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,477,971
Kern, CA High Sch. Dist. GO, Ser. C, 6.25%, 08/01/2010, (Insd. by MBIA)	545,000	585,504
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 6.00%, 11/01/2018	6,650,000	7,819,934
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,149,020
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Sys. Proj., 6.625%, 07/01/2020	945,000	1,017,066
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,186,773
6.25%, 08/15/2022	11,500,000	13,254,210
6.375%, 08/15/2027	6,000,000	6,940,380
6.50%, 08/15/2032	5,000,000	5,804,600
Metropolitan Trans. Auth. RRB, New York Svcs. Contract, Ser. 7, 5.625%, 07/01/2016	11,600,000	12,095,900
New Haven, CT GO, ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,579
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	55,407
Burlington Cnty. Mem. Hosp. Proj., Ser. C, 6.00%, 07/01/2012	50,000	54,054
New Jersey Turnpike Auth. RB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	2,515,000	2,942,009
New York, NY TFA RRB, Ser. B, 5.00%, 05/01/2030	35,000	38,727
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	85,000	107,264
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys.:
5.25%, 11/15/2018	2,000,000	2,215,220
6.25%, 11/15/2024	4,000,000	4,535,120
Orange Cnty., FL Hlth. Facs. Auth. RRB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	743,968
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, John F. Kennedy Mem. Hosp., Inc. Proj., Ser. C, 9.50%, 08/01/2013	1,385,000	1,641,696
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	3,140,000	3,275,962
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	790,639
6.75%, 01/01/2019, (Insd. by FGIC)	210,000	271,694
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	349,067
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys. Proj., 5.75%, 11/15/2029	10,000,000	11,576,900
Puerto Rico Pub. Bldg. Auth. RRB, Govt. Facs., Ser. D, 5.25%, 07/01/2027	730,000	799,168
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	640,000	669,082
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth. Proj., Ser. C, 7.00%, 08/01/2030	7,500,000	8,932,989
Texas Muni. Power Agcy. RRB, 4.63%, 09/01/2015, (Insd. by MBIA)	40,000	32,845
Virginia Resource Auth. Infrastructure RRB, Loan Bond Program, Ser. A, 5.50%, 05/01/2016, (Insd. by MBIA)	210,000	225,427
Western Carolina Regl. Sewer Auth., South Carolina RB, Ser. 1993, 5.50%, 03/01/2010, (Insd. by FGIC)	795,000	816,290

		129,708,471

PUBLIC FACILITIES 0.8%
Charleston Cnty., SC COP, Charleston Pub. Facs. Corp., 6.00%, 12/01/2009, (Insd. by MBIA)	3,495,000	3,578,600
Cobb & Marietta, GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by MBIA)	1,250,000	1,325,650
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)	2,000,000	2,145,440
King & Queen Cnty., VA IDA Auth. Pub. Facs. Lease RB, King & Queen Courts Complex, Ser. A, 5.625%, 07/15/2017	1,000,000	958,990
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj., 5.625%, 11/01/2026	4,500,000	2,875,995

		10,884,675

9

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 0.4%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj., 5.375%, 01/01/2013, (Insd. by FSA)	$3,958,971	$3,810,000
Charleston Cnty., SC Resource Recovery RRB, Foster Wheeler Charleston, 5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,526,235
Islip, NY Resource Recovery Agcy. RB, 1985 Facs., Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	100,000	106,608

		5,591,814

SALES TAX 2.0%
Dallas, TX Area Rapid Transit Sales Tax RRB, 5.00%, 12/01/2022	10,000,000	10,636,200
Metropolitan Atlanta Rapid Transit Auth. of Georgia RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	7,155,000	7,661,288
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien, Area B, 5.00%, 12/01/2020	12,000,000	10,374,240

		28,671,728

SOLID WASTE 0.4%
Carbon Cnty., UT Solid Waste Disposal RRB:
Laidlaw Env. Proj., Ser. A, 7.45%, 07/01/2017	1,000,000	996,790
Laidlaw, Inc. Proj., Ser. A, 7.50%, 02/01/2010	2,085,000	2,085,125
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,081,760

		5,163,675

SPECIAL TAX 7.1%
Confluence Metro. Dist. of Colorado Tax Supported RB, 5.40%, 12/01/2027	4,000,000	2,741,720
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure, Ser. A, 5.00%, 11/01/2021	5,000,000	5,357,050
Dallas, TX Austin Trust Variable Cert.:
Ser. 08-1163-1, 9.67%, 12/01/2038 ‡	10,000,000	10,288,200
Ser. 08-1163-2, 9.67%, 12/01/2043 ‡	10,000,000	10,013,400
Ser. 08-1163-3, 9.67%, 12/01/2048 ‡	10,000,000	9,876,000
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
6.00%, 04/01/2013	1,000,000	1,039,230
6.00%, 04/01/2014	1,805,000	1,869,745
6.00%, 04/01/2015	1,000,000	1,033,360
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A, 5.25%, 01/01/2020	6,000,000	3,977,160
Missouri Dev. Fin. Board Infrastructure Facs. RB, Independence-Centerpoint Proj., Ser. E:
5.00%, 04/01/2019	890,000	919,263
5.00%, 04/01/2020	975,000	989,869
Myrtle Beach, SC Tax Increment RB, Myrtle Beach Air Force Base Redev. Proj., Ser. A:
5.25%, 10/01/2026	1,500,000	923,130
5.30%, 10/01/2035	2,500,000	1,377,025
New York Dorm. Auth. Austin Trust Variable Cert., Ser. 2008-1148, 9.01%, 03/15/2035 ‡	30,000,000	29,357,700
New York, NY TFA RB, Ser. G, 5.00%, 08/01/2018	2,125,000	2,285,331
New York, NY TFA RRB, Ser. A-1, 5.00%, 11/01/2020	250,000	265,958
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	4,000,000	3,994,960
5.50%, 10/01/2018	4,500,000	4,206,510
Washington, DC Convention Ctr. Dedicated Tax RRB, Sr. Lien, Ser. A, 5.00%, 10/01/2018	11,090,000	11,103,308

		101,618,919

STUDENT LOAN 0.1%
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	1,315,000	1,316,762
NEBHELP, Inc. of Nebraska RB, Jr. Sub-Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	480,000	508,248
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016, (Insd. by AMBAC)	190,000	190,504

		2,015,514

10

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 1.8%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2:
5.125%, 06/01/2024	$10,785,000	$7,843,176
5.75%, 06/01/2034	7,500,000	4,456,350
5.875%, 06/01/2047	5,000,000	2,832,300
Tobacco Settlement Fin. Corp. of New York RB, Ser. C-1, 5.50%, 06/01/2021	11,000,000	11,113,300

		26,245,126

TRANSPORTATION 9.2%
Arizona Trans. Board Hwy. RB, Ser. A, 5.00%, 07/01/2027	4,000,000	4,120,160
Columbia, SC Parking Facs. RRB, 5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,005,700
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. W, 5.50%, 07/01/2015, (Insd. by MBIA)	2,300,000	2,270,790
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RRB, Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,101,220
Dallas, TX Area Rapid Trans. Sales Tax RB, Sr. Lien, 5.00%, 12/01/2025	8,065,000	8,413,247
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	4,185,000	4,243,632
Illinois Toll Hwy. Auth. RB, Ser. B, 5.50%, 01/01/2033	7,000,000	7,156,800
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	10,000,000	7,625,200
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	4,108,950
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,466,339
Metropolitan New York Trans. Auth. RB, Ser. B, 5.25%, 11/15/2018, (Insd. by FGIC)	1,130,000	1,172,092
Metropolitan Trans. Auth. RB, Ser. 2008-C, 6.50%, 11/15/2028	8,000,000	8,807,120
Metropolitan Trans. Auth. RRB, New York Svcs. Contract, Ser. A, 5.75%, 01/01/2018	1,000,000	1,133,210
New Jersey Trans. Sys. Trust Fund Auth. RB, Ser. A, 6.00%, 12/15/2038	10,000,000	10,544,400
New Jersey Trans. Sys. Trust Fund Auth. RRB, Ser. A:
5.25%, 12/15/2022	5,000,000	5,267,200
5.625%, 06/15/2013	1,200,000	1,320,228
New Jersey Turnpike Auth. RRB, Ser. A, 5.75%, 01/01/2018	965,000	983,432
New York Thruway Auth. Gen. Hwy. & Bridge RB, , Ser. A, 5.00%, 04/01/2028	2,500,000	2,490,750
New York Thruway Auth. Gen. Hwy. & Bridge RRB, Ser. B-2, 5.00%, 04/01/2017, (Insd. by FGIC)	5,000,000	5,466,750
New York Thruway Auth. Gen. RRB, Ser. H:
5.00%, 01/01/2021, (Insd. by MBIA)	4,750,000	4,988,640
5.00%, 01/01/2022, (Insd. by FGIC)	6,310,000	6,514,507
New York Triborough Bridge & Tunnel Auth. RRB, Ser. B, 5.25%, 11/15/2018	2,065,000	2,247,195
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien:
6.50%, 07/01/2011, (Insd. by FGIC)	4,550,000	4,929,242
8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	3,717,079
Pennsylvania Turnpike Commision RB:
Ser. A, 5.00%, 06/01/2039	5,000,000	4,945,750
Ser. B-1, 5.50%, 06/01/2033	5,000,000	5,068,350
South Carolina Trans. Infrastructure RB, Ser. A, 5.00%, 10/01/2019	5,000,000	5,226,200
Superior, WI Ltd. Obl. RB, Midwest Energy, Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	5,000,000	6,146,600
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,673,313
Virginia Port Auth. RB, Cmnwlth. Port Funding Proj., 5.50%, 07/01/2018	3,000,000	3,075,540

		131,229,636

UTILITY 0.7%
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,186,275
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	865,000	875,345
Lakeland, FL Elec. & Water RRB, Energy Sys., First Lien, Ser. C, 6.05%, 10/01/2010, (Insd. by FSA)	5,000,000	5,312,350

		10,373,970

WATER & SEWER 7.7%
Alabama Drinking Water Fin. Auth. RB, Ser. A, 5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,134,233
Anderson Cnty., SC Joint Muni. Water Sys. RB, 5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,749,941
Arizona Water Infrastructure Fin. Auth. RB, Water Quality, Ser. A, 5.00%, 10/01/2023	5,000,000	5,357,100
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	210,000	209,662

11

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	$1,000,000	$880,290
Detroit, MI Sewer Disp. Sys. RB, Second Lien, 5.50%, 07/01/2036, (LOC: BHAC)	10,000,000	10,167,200
District of Columbia Water & Sewer Auth. Pub. Util. RB, Ser. A, 6.00%, 10/01/2035	2,000,000	2,107,200
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	741,058
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009, (Insd. by AMBAC)	350,000	350,161
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,648,204
6.375%, 06/01/2012, (Insd. by MBIA)	3,750,000	3,990,562
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,152,598
Henrico Cnty., VA IDA Solid Waste RB, Browning Ferris Indl. South Atlantic, Inc., Ser. A, 5.875%, 03/01/2017	1,750,000	1,590,837
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	525,690
Miami-Dade Cnty., FL Water & Sewer RRB, Ser. C:
5.375%, 10/01/2024	5,000,000	5,242,250
5.50%, 10/01/2025	5,000,000	5,246,750
New York Env. Facs. Corp. PCRB, Ser. E, 6.875%, 06/15/2010	170,000	170,801
New York Env. Facs. Corp. PCRRB, 5.875%, 06/15/2014	445,000	446,566
New York, NY Muni. Water & Sewer Sys. Fin. Auth. RB:
2nd General Resolution, Ser. DD, 6.00%, 06/15/2040	11,625,000	12,493,620
Ser. 2009-A, 5.75%, 06/15/2040	7,095,000	7,559,652
Ser. B, 6.00%, 06/15/2033	375,000	397,470
North Charleston, SC Sewer Dist. RRB, Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	3,070,000	3,301,447
North Springs, FL Water & Sewer RRB, Ser. B, 6.50%, 10/01/2016, (Insd. by MBIA)	1,335,000	1,340,353
North Texas Muni. Water Dist. Sys. RB, 5.00%, 09/01/2038	9,880,000	9,759,760
Phoenix, AZ Civic Impt. Corp. Water Sys. RRB, Jr. Lien, 5.25%, 07/01/2018, (Insd. by FGIC)	1,000,000	1,135,850
Riverside, CA Water RB:
Ser. 2008, 9.21%, 10/01/2038, (LOC: FSA) ‡	11,510,000	11,214,538
Ser. 2008-1178-1, 9.21%, 10/01/2033, (LOC: FSA) ‡	9,280,000	9,112,032
Stony Brook Regl. Sewer Auth. New Jersey RRB, Ser. B, 5.45%, 12/01/2012	410,000	440,742
Viera East, FL CDD RRB, Water Mgmt. Proj.:
5.75%, 05/01/2020, (Insd. by MBIA)	2,020,000	2,326,131
5.75%, 05/01/2021, (Insd. by MBIA)	2,140,000	2,455,094
5.75%, 05/01/2022, (Insd. by MBIA)	2,265,000	2,578,884
Virgin Islands Water & Power Auth. Elec. Sys. RRB, 5.30%, 07/01/2018	1,250,000	1,106,700

		110,933,376

Total Municipal Obligations (cost $1,502,474,599)		1,451,096,704

	Shares	Value

SHORT-TERM INVESTMENTS 1.1%
MUTUAL FUND SHARES 1.1%
Evergreen Institutional Municipal Money Market Fund, Class I, 1.00% q ø (cost $16,221,390)	16,221,390	16,221,390

Total Investments (cost $1,518,695,989) 102.4%		1,467,318,094
Other Assets and Liabilities (2.4%)		(34,575,081)

Net Assets 100.0%		$1,432,743,013

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 2009.

12

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDRRB	Economic Development Refunding Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RAN	Revenue Anticipation Note
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority
TUFF	The University Financing Foundation, Inc.

The following table shows the percent of total investments by geographic location as of February 28, 2009:

New York	11.1%
Texas	10.9%
South Carolina	10.4%
Florida	10.1%
New Jersey	6.2%
Virginia	5.2%
Georgia	4.0%
California	3.9%
Colorado	3.5%
Illinois	3.2%
Alaska	2.9%
Maryland	2.6%
Indiana	2.3%
Washington	2.3%
Connecticut	2.2%
Michigan	2.1%
Pennsylvania	1.9%
Ohio	1.8%
District of Columbia	1.6%
Alabama	1.4%
Arizona	1.3%
Kansas	1.1%
North Carolina	0.9%
Puerto Rico	0.7%
Oklahoma	0.6%
Oregon	0.6%
U.S. Virgin Islands	0.6%
Wisconsin	0.6%
Louisiana	0.5%
Minnesota	0.5%
New Hampshire	0.5%
Missouri	0.4%
Nevada	0.4%
Idaho	0.3%
Massachusetts	0.3%
New Mexico	0.3%
Delaware	0.2%
Utah	0.2%
Vermont	0.2%
Kentucky	0.1%
Mississippi	0.1%

100.0%

13

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)

As of February 28, 2009, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Amount	Range of Interest Rates	Collateral for Floating-Rate Notes Outstanding

$42,895,000	3.51%-4.19%	$89,929,220

On February 28, 2009, the aggregate cost of securities for federal income tax purposes was $1,518,935,199. The gross unrealized appreciation and depreciation on securities based on tax cost was $44,432,163 and $96,049,268, respectively, with a net unrealized depreciation of $51,617,105.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Valuation hierarchy

On June 1, 2008 the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$16,221,390
Level 2 – Other Significant Observable Inputs	1,451,096,704
Level 3 – Significant Unobservable Inputs	0

Total	$1,467,318,094

14

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.8%
AIRPORT 3.5%
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. B, 5.75%, 11/01/2018, (Insd. by MBIA)	$5,000,000	$5,026,050
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,033,070

		6,059,120

COMMUNITY DEVELOPMENT DISTRICT 4.9%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.10%, 07/01/2012	1,229,000	1,126,870
5.20%, 07/01/2013	1,299,000	1,153,499
5.30%, 07/01/2014	1,469,000	1,273,080
5.40%, 07/01/2015	1,049,000	882,324
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	747,000	744,647
Henderson, NV Local Impt. Dist. RB:
4.50%, 03/01/2010 +	1,545,000	1,499,639
4.70%, 09/01/2012 +	1,755,000	879,922
5.00%, 09/01/2013 +	2,215,000	949,105

		8,509,086

CONTINUING CARE RETIREMENT COMMUNITY 9.8%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 5.00%, 07/01/2011	465,000	445,744
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2017	2,500,000	1,950,125
Harris Cnty., TX Hosp. Dist. RRB, Sr. Lien, Ser. A, 5.00%, 02/15/2015	1,075,000	1,132,770
Iowa Fin. Auth. Sr. Living Facs. RB, Deerfield Retirement Cmnty., Inc. Proj., Ser. A, 5.00%, 11/15/2015	2,210,000	1,659,666
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj., Ser. B, 4.75%, 01/01/2013	6,500,000	5,838,690
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group Proj., 5.00%, 05/15/2013	1,000,000	940,430
Buckner Retirement Svcs., Inc. Proj., 5.00%, 11/15/2014	1,070,000	1,059,343
Northwest Sr. Hsg. Edgemere Proj., Ser. A, 5.75%, 11/15/2011	1,000,000	979,420
Washington Hsg. Fin. Nonprofit Cmnty. RB, Skyline At First Hill Proj., Ser. B, 5.10%, 01/01/2013	3,000,000	2,790,240

		16,796,428

EDUCATION 2.2%
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Univ. of Miami, Ser. A, 5.25%, 04/01/2016	1,000,000	1,090,370
New York Dorm. Auth. RB, Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	1,610,000	1,698,067
Newberry Cnty., SC RB, Investing in Children’s Ed. Sch. Dist. Proj., 5.25%, 12/01/2014	1,000,000	1,047,960

		3,836,397

ELECTRIC REVENUE 6.3%
Louisa, VA IDA PCRRB, Virginia Elec. & Power. Co. Proj., Ser. A, 5.375%, 11/01/2035	2,000,000	2,063,160
Oregon Western Generation Agcy. RB, Wauna Cogeneration Proj., Ser. A, 5.00%, 01/01/2016	1,390,000	1,144,415
Sikeston, MO Elec. RRB, 6.20%, 06/01/2010, (Insd. by MBIA)	4,375,000	4,481,137
Titus Cnty., TX Fresh Water Supply Dist. No. 1 RB, Southwestern Elec. Power Co. Proj., 4.50%, 07/01/2011	3,000,000	2,968,320
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	250,000	254,620

		10,911,652

GENERAL OBLIGATION – LOCAL 3.3%
Pittsburgh, PA Refunding GO, Ser. B, 5.00%, 09/01/2014	5,225,000	5,606,582

GENERAL OBLIGATION – STATE 1.3%
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%, 09/01/2035, (Insd. by FNMA & GNMA)	2,230,000	2,266,661

HOSPITAL 21.9%
Akron, Bath and Copley Townships, OH Akron Gen. Hlth. Sys. RB, Ser. A:
5.00%, 01/01/2014	500,000	493,840
5.00%, 01/01/2015	500,000	488,100

1

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Birmingham, AL Baptist Med. Ctr., Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.00%, 11/15/2014	$4,330,000	$3,779,310
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A, 5.00%, 06/01/2009	1,035,000	1,039,792
Colorado Hlth. Facs. Auth. RB, Catholic Hlth., Ser. C-8, FRN, 4.10%, 09/01/2036	2,000,000	2,014,460
Florida Halifax Hosp. Med. Ctr. RB, Ser. A:
5.25%, 06/01/2015	1,155,000	1,120,350
5.25%, 06/01/2016	1,000,000	959,290
Henderson, NV Hlth. Care Facs. RB, Catholic Hlth. Care West, Ser. B, 5.00%, 07/01/2013	2,000,000	2,048,460
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 4.75%, 06/01/2009	1,085,000	1,087,984
Illinois Fin. Auth. RB, Resurrection Hlth. Care, Ser. B, 5.00%, 05/15/2014	4,500,000	4,727,430
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	120,000	123,527
Indiana Fin. Auth. Hlth. Sys. RRB, Sisters of St. Francis Hlth. Proj., 5.00%, 11/01/2016	3,000,000	3,112,050
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth.:
Ser. A, FRN, 5.00%, 11/01/2027	1,500,000	1,552,845
Ser. F, 5.50%, 11/15/2010	1,000,000	1,044,560
Kent, MI Hosp. Fin. Auth. RB, Spectrum Hlth. Sys., Ser. A, FRN, 5.25%, 01/15/2047	5,000,000	5,122,850
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.00%, 11/01/2014	500,000	517,180
North Texas Hlth. Facs. Dev. Corp. Hosp. RB, United Regl. Hlth. Care Sys. Hosp., 5.00%, 09/01/2017	850,000	899,300
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp. Proj., 6.25%, 01/01/2010	3,970,000	4,031,932
Tyler, TX Hlth. Facs. Dev. Corp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	3,630,000	3,614,101

		37,777,361

HOUSING 5.7%
District of Columbia Mtge. Fin. Agcy. SFHRB, Ser. B, 5.625%, 06/01/2035	2,415,000	2,441,734
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012, (Insd. by FNMA & GNMA)	560,000	579,779
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	480,000	460,858
Nevada Hsg. Division SFHRB:
Ser. A-2, 5.75%, 04/01/2032	220,000	222,477
Ser. C-2, 5.40%, 04/01/2031	345,000	341,757
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	855,000	878,205
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016, (Insd. by FNMA & GNMA)	35,000	35,971
Ser. B-2, 6.80%, 09/01/2026, (Insd. by FNMA & GNMA)	115,000	117,245
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	25,000	24,551
Ser. J, 4.70%, 07/01/2030	695,000	698,572
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034, (Insd. by FNMA & GNMA)	450,000	453,442
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%, 05/01/2028	3,380,000	3,372,091
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. B, 5.75%, 03/01/2022, (Insd. by MGIC)	260,000	263,323

		9,890,005

INDUSTRIAL DEVELOPMENT REVENUE 25.7%
Appling Cnty., GA Dev. Auth. PCRRB, Oglethorpe Power Proj., Ser. B, FRN, 4.75%, 01/01/2038	2,000,000	2,023,760
Burke Cnty., GA Dev. Auth. PCRB, Oglethorpe Power Proj., Ser. D, FRN, 4.75%, 01/01/2040	3,000,000	3,089,700
Courtland, AL Indl. Dev. Board Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 11/01/2013	4,000,000	3,492,080
Hodgkins, IL Env. Impt. RB, Metro. Biosolids Mgmt., LLC Proj., 5.75%, 11/01/2009	1,945,000	1,946,945
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	1,250,000	1,091,113
Jasper Cnty., IN PCRRB:
4.15%, 08/01/2010, (Insd. by MBIA)	1,000,000	995,610
5.20%, 06/01/2013, (Insd. by MBIA)	2,000,000	1,998,780
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN, 4.35%, 03/01/2031	3,000,000	3,039,630

2

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Michigan Strategic Fund Solid Waste Disposal Ltd. Obl. RRB, Waste Mgmt., Inc. Proj., 4.50%, 12/01/2013	$4,000,000	$3,578,160
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	2,850,000	2,465,620
New York Env. Facs. Corp. RB, Waste Mgmt. Proj., Ser. A, 4.55%, 05/01/2012	3,000,000	2,785,470
Oklahoma Dev. Fin. Auth. RRB, Pub. Svcs. Co. Proj., 5.25%, 06/01/2014	5,000,000	4,952,550
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	6,000,000	6,117,000
Richland Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.60%, 09/01/2012	1,500,000	1,352,025
West Virginia EDA PCRRB, Appalachian Power Co. Proj., Ser. D, 4.85%, 05/01/2019	3,000,000	2,906,910
Yavapai Cnty., AZ IDA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. 2003 A-2, 4.25%, 03/01/2028	2,500,000	2,431,625

		44,266,978

POWER 3.1%
Piedmont, SC Muni. Elec. Power Agcy. RRB, Ser. A-3, 5.00%, 01/01/2016	5,000,000	5,269,000

PRE-REFUNDED 1.7%
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	275,000	294,324
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	1,950,000	2,231,112
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	315,000	329,314

		2,854,750

SALES TAX 1.5%
Confluence Metro. Dist. of Colorado RB, 5.25%, 12/01/2017	2,000,000	1,617,680
Coralville, IA Urban Renewal Tax Increment RB, Ser. C:
5.00%, 06/01/2010	500,000	510,495
5.00%, 06/01/2014	500,000	518,675

		2,646,850

SPECIAL TAX 5.9%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A, 5.875%, 12/15/2010	1,100,000	1,153,515
New York, NY Metro. Trans. Auth. RB, Ser. A, 5.25%, 11/15/2014, (Insd. by FGIC)	4,000,000	4,405,560
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%, 12/01/2016	5,000,000	4,514,400

		10,073,475

UTILITY 1.0%
Roseville, CA RB, Natural Gas Financing Auth. RB, 5.00%, 02/15/2014	2,000,000	1,763,180

Total Municipal Obligations (cost $176,794,059)		168,527,525

	Shares	Value

SHORT-TERM INVESTMENTS 1.2%
MUTUAL FUND SHARES 1.2%
Evergreen Institutional Municipal Money Market Fund, Class I, 1.00% q ø (cost $2,004,166)	2,004,166	2,004,166

Total Investments (cost $178,798,225) 99.0%		170,531,691
Other Assets and Liabilities 1.0%		1,762,227

Net Assets 100.0%		$172,293,918

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

3

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)

Summary of Abbreviations
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MGIC	Mortgage Guaranty Insurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of February 28, 2009:

Texas	11.4%
Michigan	7.4%
South Carolina	6.1%
Florida	6.1%
Indiana	5.7%
New York	5.2%
Alabama	4.9%
Missouri	4.6%
Georgia	4.1%
Arizona	4.0%
Illinois	4.0%
Pennsylvania	4.0%
Maryland	3.9%
Nevada	3.5%
Oklahoma	3.0%
Virginia	3.0%
Colorado	2.7%
Kansas	2.6%
South Dakota	2.0%
Washington	1.8%
West Virginia	1.7%
Iowa	1.6%
District of Columbia	1.4%
California	1.2%
Oregon	1.1%
Ohio	0.6%
New Mexico	0.5%
Maine	0.3%
Puerto Rico	0.2%
Wisconsin	0.2%
Non-state specific	1.2%

100.0%

On February 28, 2009, the aggregate cost of securities for federal income tax purposes was $178,798,225. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,222,313 and $9,488,847, respectively, with a net unrealized depreciation of $8,266,534.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

4

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Valuation hierarchy

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$2,004,166
Level 2 – Other Significant Observable Inputs	168,527,525
Level 3 – Significant Unobservable Inputs	0

Total	$170,531,691

5

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 84.8%
AIRPORT 11.4%
Atlanta, GA Arpt. RB, Ser. B, 6.00%, 01/01/2018	$5,000,000	$5,065,900
Atlanta, GA Arpt. RRB, Ser. A, 5.50%, 01/01/2021	4,050,000	4,125,978
Broward Cnty., FL Arpt. Sys. RB, Ser H-1, 5.25%, 10/01/2010, (Insd. by AMBAC)	1,730,000	1,749,376
Broward Cnty., FL Arpt. Sys. RRB, Ser. E, 5.25%, 10/01/2012, (Insd. by AMBAC)	4,000,000	4,042,600
Chicago, IL Midway Arpt. RB, Ser. B, 5.625%, 01/01/2029	340,000	308,111
Chicago, IL O’Hare Intl. Arpt. RB, Ser. A, 5.50%, 01/01/2016	9,060,000	9,059,547
Dade Cnty., FL Aviation RRB, Miami Intl. Arpt., Ser. A, 5.375%, 10/01/2009	1,030,000	1,038,868
Dallas, TX RB, Fort Worth Intl. Arpt., Ser. A, 6.00%, 11/01/2028	435,000	428,540
Houston, TX Arpt. Sys. RB:
Spl. Facs.:
Ser. A, 6.00%, 07/01/2014	5,030,000	5,083,871
Ser. B, 5.25%, 07/01/2014	350,000	350,277
Sub Lien:
Ser. A:
5.625%, 07/01/2021	2,530,000	2,538,374
6.00%, 07/01/2012	3,960,000	4,004,629
Ser. B, 5.25%, 07/01/2015	1,250,000	1,250,200
Lee Cnty., FL Arpt. RB, AMT, Ser. A, 6.00%, 10/01/2032, (Insd. by FSA)	4,400,000	4,328,852
Massachusetts Port Auth. RB:
Ser. B, 5.50%, 07/01/2015	750,000	757,920
US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,217,581
5.25%, 09/01/2012	1,535,000	1,231,178
5.25%, 09/01/2013	1,610,000	1,210,543
5.75%, 09/01/2016	4,325,000	3,248,162
Ser. A:
5.875%, 09/01/2023, (Insd. by MBIA)	5,615,000	4,213,496
6.00%, 09/01/2021, (Insd. by MBIA)	2,700,000	2,026,350
Oklahoma City, OK Arpt. Trust, 5.50%, 02/01/2012, (Insd. by AMBAC)	65,000	65,048
Orange Cnty., CA Arpt. RRB, 5.50%, 07/01/2011	500,000	502,475

		57,847,876

CONTINUING CARE RETIREMENT COMMUNITY 3.0%
Dade Cnty., FL IDRRB, Convalescent Proj., Ser. A, 4.90%, 12/20/2010	470,000	480,439
Franklin Cnty., OH Healthcare Facs. RRB, Wesley College Glen Hlth. Svcs., 6.25%, 12/20/2034	9,780,000	9,920,930
Lubbock, TX Hlth. Facs. Dev. Corp. RB, Lutheran Retirement, 6.00%, 03/20/2029, (Insd. by GNMA)	1,000,000	1,010,700
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	10,000	10,040
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	420,000	406,522
South Carolina Jobs EDA RB, Ebenezer Nursing Home, Inc., 6.90%, 01/20/2037	3,155,000	3,275,174

		15,103,805

EDUCATION 1.1%
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	55,000	55,272
California Edl. Facs. Auth. RB, College & Univ. Proj., 5.50%, 03/01/2011	440,000	441,338
California Pub. Works Board Lease RB:
California Cmnty. College Proj.:
Ser. A, 5.375%, 03/01/2010	150,000	150,420
Ser. D, 5.375%, 03/01/2010	200,000	200,670
California State Univ. Proj.:
Ser. A, 5.25%, 12/01/2013	85,000	85,224
Ser. C:
5.25%, 10/01/2013	100,000	101,282
5.375%, 10/01/2016	500,000	506,485
5.40%, 10/01/2022	700,000	708,197
California Pub. Works Board Lease RRB:
California Cmnty. College Proj., Ser. B, 5.625%, 03/01/2016	220,000	220,581
California State Univ. Proj., Ser. A, 5.40%, 12/01/2016	1,050,000	1,063,020

1

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Massachusetts Edl. Fin. Auth. RB, Ser. A, 4.875%, 01/01/2011	$405,000	$407,305
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 ¤	5,000	2,890
Ohio Higher Edl. Facs. Cmnty. RB, Unrefunded Balance, Univ. of Dayton Proj., 5.30%, 12/01/2012	630,000	631,266
Perris, CA Unified High Sch. Dist. RB, 2003 Sch. Financing Proj., 6.00%, 10/01/2030	445,000	481,098
University of Maryland RRB, Sys. Auxiliary Facs. & Tuition, Ser. A, 5.00%, 04/01/2010	310,000	311,063
University of Puerto Rico RB, Ser. M, 5.40%, 06/01/2009	400,000	400,560

		5,766,671

GENERAL OBLIGATION – LOCAL 2.5%
Dade Cnty., FL Seaport Refunding GO, 5.125%, 10/01/2016	1,750,000	1,754,725
Dixon, CA Unified Sch. Dist. Election of 2002 GO, 0.00%, 08/01/2037 ¤	1,100,000	161,898
Fort Bend Cnty., TX Water Ctl. & Impt. Dist. No. 002 GO, 5.00%, 09/01/2009	500,000	501,625
Franklin Cnty., OH Refunding GO, Ser. 1993, 5.375%, 12/01/2020	100,000	102,323
Fremont, CA Unified Sch. Dist. Alameda Cnty. Refunding GO:
5.25%, 09/01/2016	1,300,000	1,316,666
5.25%, 09/01/2019	500,000	506,370
Grand Rapids, MI Bldg. Auth. GO, 5.75%, 08/01/2014	750,000	800,362
Hutchinson, MN Med. Facs. Refunding GO, Ser. B, 4.65%, 04/01/2009	175,000	175,518
Kane & DeKalb Cntys., IL Cmnty. Unit Sch. Dist. No. 302 GO, 5.45%, 02/01/2017	135,000	135,416
Leander, TX Independent Sch. Dist. Refunding GO, 0.00%, 08/15/2024 ¤	200,000	85,140
Lincoln Park, NJ GO, 5.20%, 09/01/2009	200,000	200,666
Mentor, OH Refunding GO, Street Impt. Bonds, Ser. 1991, 7.15%, 12/01/2011	170,000	172,601
Mercedes, TX GO, 4.60%, 02/15/2011, (Insd. by AMBAC)	160,000	160,378
New York, NY GO:
Ser. A, 5.25%, 08/01/2010	200,000	201,608
Ser. B, 5.625%, 08/15/2009	1,660,000	1,666,773
Ser. D:
5.50%, 08/01/2010	105,000	105,864
5.50%, 08/01/2010, (Insd. by FSA)	30,000	30,255
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	250,000	251,922
Ser. G, 5.25%, 08/01/2016, (Insd. by MBIA)	25,000	25,199
Ser. J, 5.35%, 08/01/2012	95,000	96,232
Sub-Ser. A1, 5.75%, 08/01/2014	75,000	75,246
New York, NY RRB, Ser. A, 5.20%, 08/01/2010, (Insd. by FSA)	675,000	683,937
Northern Highlands, NJ Regl. High Schl. Dist. GO, 5.05%, 07/15/2009	295,000	295,971
Northwest Harris Cnty., TX Refunding GO, Muni. Util. Dist. No. 23, Waterworks & Sewer, 5.30%, 10/01/2011	150,000	150,456
Orleans Parish, LA Parishwide Sch. Dist. GO:
5.00%, 09/01/2020	250,000	238,887
Ser. A:
4.85%, 09/01/2010	605,000	605,768
5.125%, 09/01/2018	100,000	99,940
Redmond, WA Library Capital Facs. Area GO, 5.00%, 12/01/2017	200,000	200,540
Ricewood, TX Refunding GO, Muni. Util. Dist.:
4.80%, 09/01/2010, (Insd. by FSA)	200,000	203,512
4.875%, 09/01/2011, (Insd. by FSA)	175,000	177,818
Rochester, MI Ltd. Tax Dev. GO, 5.00%, 10/01/2009	65,000	65,235
South Shore, TX Refunding GO, Muni. Util. Dist. No. 6, Water & Sewer Sys., 5.10%, 09/01/2011	200,000	200,500
Stanley Lake, TX Refunding GO, Muni. Util. Dist., Waterworks & Sewer Sys., 4.80%, 07/01/2009, (Insd. by AMBAC)	115,000	115,358
Washoe Cnty., NV Reno/Sparks Convention Refunding GO, 5.60%, 07/01/2010	100,000	100,360
Wayne Cnty., MI GO, Bldg. Auth. Capital Impt., Ser. A, 5.25%, 06/01/2016	1,000,000	1,002,850

		12,667,919

2

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 1.0%
California GO:
6.00%, 08/01/2014	$755,000	$766,748
6.25%, 10/01/2019	15,000	15,058
Ser. BW, 4.95%, 12/01/2011	175,000	175,208
Water Dev., Ser. Q&R, 5.10%, 03/01/2009	225,000	225,081
Connecticut GO, 5.65%, 03/15/2012	270,000	270,853
Florida Refunding GO:
Board of Public Ed. Capital Outlay, Ser. C, 5.125%, 06/01/2014	500,000	504,490
Sr. Lien, Jacksonville Trans., 5.00%, 07/01/2012	350,000	350,875
Illinois GO:
5.125%, 12/01/2010	800,000	802,392
5.125%, 03/01/2011	400,000	405,072
5.15%, 07/01/2015	145,000	146,122
5.25%, 07/01/2022	150,000	151,008
New York Refunding GO, Ser. C, 5.375%, 10/01/2011, (Insd. by AMBAC)	1,000,000	1,003,060
Tennessee Refunding GO, Ser. B, 4.80%, 05/01/2009	250,000	250,805
Texas GO, Veterans Land Board, 6.00%, 12/01/2030	200,000	193,382

		5,260,154

HOSPITAL 6.9%
Bessemer, AL Med. Clinic Board RB, Bessemer Carraway Med. Ctr., Ser. A, 5.875%, 05/15/2026	550,000	489,082
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	85,000	85,489
California Hlth. Facs. Fin. Auth. RRB, Pomona Valley Hosp., Ser. A, 5.625%, 07/01/2019	100,000	93,868
Charleston Cnty., SC Hosp. Facs. RRB, Med. Society Hlth. Proj., 5.50%, 10/01/2019, (Insd. by MBIA)	315,000	321,139
Connecticut Hlth. & Edl. Facs. Auth. RB, Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	200,000	201,090
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	470,000	489,082
Gulfport, MS Hosp. Facs. RRB, Gulfport Mem. Hosp., Ser. A, 6.20%, 07/01/2018	200,000	200,052
Hillsborough Cnty., FL IDA RB, Univ. Cmnty. Hosp., 5.70%, 08/15/2009	3,420,000	3,424,241
Illinois Edl. Facs. Auth. RRB, Western Med. Facs. Foundation, 5.00%, 11/15/2018	4,375,000	4,126,719
Illinois Hlth. Facs. Auth. RB, Rockford Hlth. Sys., 5.125%, 08/15/2015	175,000	170,548
Indiana Hlth. Facs. Fin. Auth. Hosp. RRB, Holy Cross Hlth. Sys. Corp., 5.00%, 12/01/2018	2,710,000	2,732,872
Jefferson Cnty., TX Hlth. Facs. Dev. Corp. RRB, Baptist Hospitals, 5.20%, 08/15/2021	3,495,000	3,527,958
Jonesboro, AR Residential Hsg. & Hlth. Care Facs. Board House RRB, St. Bernard’s Hosp. Regl. Med. Ctr., 5.90%, 07/01/2016, (Insd. by AMBAC)	1,115,000	1,116,450
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	405,000	405,389
Lucas Cnty., OH Hosp. Auth. RB, Promedica Hlth. Care Obl.:
5.75%, 11/15/2009	2,500,000	2,505,050
5.75%, 11/15/2011	750,000	751,050
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%, 07/01/2022	65,000	51,071
Madison Cnty., IN Hosp. Auth. Facs. RB, Cmnty. Hosp. of Anderson, Ser. A, 8.00%, 01/01/2014	1,095,000	1,102,457
Massachusetts Hlth. & Edl. Facs. Auth. RB, Partners Healthcare Sys., Ser. A:
5.10%, 07/01/2010	2,510,000	2,527,670
5.25%, 07/01/2014	2,000,000	2,010,620
New York Dorm Auth. RB, Ellis Hosp. Mtge. Proj., 5.50%, 08/01/2015	3,290,000	3,293,783
Peninsula Ports Auth. VA Hosp. Facs. RRB, Whittaker Mem. Hosp. Proj., 8.70%, 08/01/2023	475,000	491,031
Ulster Cnty., NY Indl. Dev. Agcy. RRB, Benedictine Hosp. Proj., 5.00%, 11/01/2011	620,000	602,293
Washington Hlth. Care Facs. Auth. RRB, Highline Med. Ctr., 6.25%, 08/01/2036	3,750,000	3,835,500
Wisconsin Hlth. & Edl. Facs. Auth. RB, Aurora Hlth. Care, Inc., 5.00%, 08/15/2009	685,000	688,946

		35,243,450

HOUSING 24.9%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	230,000	235,492
Arkansas Dev. Fin. Auth. SFHRB, Ser. G, 5.20%, 01/01/2011	245,000	246,223
Augusta, GA MHRB, Ashton Bon Air LP, 4.90%, 11/20/2024	1,200,000	1,134,540
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 ¤	1,585,000	46,662
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Stablewood Farms, 6.25%, 07/20/2043	4,500,000	4,693,050
Biloxi, MS MHRRB, Pass Pointe Apts., Ser. A, 5.65%, 12/01/2017	2,860,000	2,931,471

3

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Bryan Cnty., OK EDA SFHRB, Ser. A, 8.60%, 07/01/2010	$165,000	$115,086
Calcasieu Parish, LA Pub. Auth. RRB, Ser. A, 5.55%, 04/01/2012	340,000	345,807
California Hsg. Fin. Agcy. MHRB:
Ser. A:
5.05%, 08/01/2011	100,000	101,599
5.95%, 08/01/2028	390,000	389,996
Ser. B, 6.15%, 08/01/2022	160,000	160,101
California Hsg. Fin. Agcy. RB, Home Mtge, Ser. J, 4.95%, 08/01/2022	240,000	212,916
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	210,000	215,405
Chicago, IL MHRB, Hearts UTD Apts., Ser. A, 4.60%, 07/01/2010	115,000	115,949
Chicago, IL SFHRB, Ser. A1, 6.45%, 09/01/2029	325,000	330,730
Clay Cnty., MO IDA MHRB, Ser. A, 6.30%, 01/20/2038	1,530,000	1,574,661
Colorado HFA SFHRB:
0.00%, 11/01/2029 ¤	2,145,000	574,924
Ser. B-2, 7.00%, 05/01/2026	20,000	20,289
Comanche Cnty., OK HFA SFHRB, Ser. B-2, 6.60%, 10/01/2035	635,000	663,873
Connecticut HFA RB, Hsg. Mtge. Fin. Auth. Proj., Ser. A-2, 5.10%, 11/15/2018	90,000	90,048
Dallas, TX Fin. Corp. MHRB, Towne Ctr. Apts., Ser. A, 6.75%, 10/20/2032	992,000	1,027,672
DeKalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	410,000	424,231
Delaware Cnty., IN RRB, Indl. Edit Corp. Lease Rental, 5.00%, 12/01/2012	5,000	5,035
Delaware Hsg. Auth. SFHRB, Ser. A, 6.00%, 07/01/2018	105,000	105,455
District of Columbia HFA RB, Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	77,500	77,709
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) ¤	5,500,000	1,466,355
0.00%, 07/01/2030, (Insd. by FSA) ¤	2,540,000	616,560
Brittany of Rosemont, Ser. G1, 6.25%, 07/01/2035, (Insd. by AMBAC)	1,005,000	944,569
Spinnaker Cove Apts., Ser. G, 6.50%, 07/01/2036, (Insd. by AMBAC)	100,000	100,025
Florida Hsg. Fin. Corp. RB:
Hampton Ctr. Apts., Ser. D-1, 5.60%, 03/01/2032, (Insd. by FNMA)	185,000	178,510
Mystic Pointe II-F-1, 6.00%, 12/01/2029, (Insd. by GNMA)	120,000	120,797
Fontana CA, Redev. Agcy. Mtge. RRB, College Vlg. Drive Apts., Ser. A, 5.25%, 05/20/2017	1,235,000	1,295,132
Green Bay, WI MHRRB, Moraine, Ltd., Ser. A, 6.15%, 12/01/2030, (Insd. by FHA)	85,000	85,851
Greenwich, CT Hsg. Auth. RB, Ser. A, 6.35%, 09/01/2027	950,000	929,784
Houston, TX MHRB, Hsg. Fin. Corp., 6.10%, 09/20/2021	319,000	327,721
Idaho HFA SFHRB, Ser. F-2, 5.70%, 07/01/2010	65,000	65,432
Illinois HDA RRB, Morningside North Dev., 5.25%, 01/01/2021	9,440,000	9,629,083
Jackson, MS MHRB, Forest Park Apts., Ser. A, 6.10%, 04/20/2032	60,000	61,192
Los Angeles, CA MHRB:
Park Plaza Proj., Ser. B, 5.50%, 01/20/2043	840,000	782,821
The Palms Apts., Ser. E, 5.30%, 07/01/2018	1,925,000	1,998,092
Louisiana HFA SFHRB:
AMT:
Ser. A-2, 6.30%, 12/01/2019	145,000	147,407
Ser. B-2, 5.55%, 06/01/2019	630,000	634,416
Ser. C, 6.30%, 06/01/2020	395,000	401,557
Ser. C-1, 5.60%, 12/01/2017	460,000	464,103
Home Owner, Ser. C-2, 5.55%, 06/01/2035	275,000	259,265
Manatee Cnty., FL HFA SFHRB, Ser. A, 6.57%, 05/01/2039	150,000	155,342
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,155,000	4,383,650
Maryland Cmnty. Dev. Admin. Dept. Hsg. RB:
Ser. 2001B, 5.10%, 07/01/2016	445,000	449,815
Ser. D, 5.375%, 09/01/2024	500,000	496,980
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RB, Ser. E, 6.05%, 07/01/2020, (Insd. by MBIA)	270,000	270,853
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RRB, Ser. H, 6.65%, 07/01/2041	3,365,000	3,389,396
Massachusetts Hsg. Fin. Agcy. RRB, Ser. D, 4.625%, 12/01/2026	735,000	636,297
Miami Dade Cnty., FL HFA MHRB, Sunset Bay Apts. Proj, Ser. 5A, 6.05%, 01/01/2041	200,000	200,048

4

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Michigan Hsg. Dev. Auth. MHRB, Ctr. Line, Ser. A:
4.00%, 04/20/2010	$295,000	$298,106
4.15%, 04/20/2011	320,000	324,406
Michigan Hsg. Dev. Auth. SFHRB:
Ser. A, 3.95%, 12/01/2012	660,000	657,888
Ser. C, 5.00%, 12/01/2015	2,000,000	2,022,140
Missouri Hsg. Dev. Commission Mtge. MHRB, Ser. II, 5.375%, 12/01/2018	205,000	208,364
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	3,345,000	3,404,374
Montana Board of Hsg. MFHRB, Ser. A, 6.15%, 08/01/2026	250,000	250,115
Nevada Hsg. Division SFHRB, Mezzanine, Ser. C-2, 5.95%, 04/01/2022	80,000	80,694
New Hampshire HFA MHRB, Prescott Hills Apts. Proj., 6.05%, 07/01/2029	115,000	115,158
New Hampshire HFA SFHRB, Mtge. Acquisition:
AMT, Ser. B, 4.85%, 07/01/2015	450,000	457,547
Ser. E, 4.65%, 07/01/2014	340,000	345,596
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A, 5.55%, 05/01/2027	325,000	315,208
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. U:
3.75%, 04/01/2010	460,000	462,962
3.80%, 10/01/2010	470,000	474,376
New Mexico Mtge. Fin. Auth. MHRB, Rio Volcan II Apts. Proj., 5.65%, 07/01/2018	60,000	60,156
New York Hsg. Fin. Agcy. Svcs. Contract RRB, Ser. C:
5.25%, 03/15/2012	2,000,000	2,014,280
5.50%, 09/15/2018	15,000,000	15,088,500
New York Mtge. Agcy. RB, Ser. 67, 5.80%, 10/01/2028	9,740,000	9,693,443
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	335,000	335,392
North Dakota HFA RB, Hsg. Fin. Program:
Home Mtge. Fin. Program, Ser. C, 5.50%, 07/01/2018	238,000	239,211
Ser. A, 4.20%, 07/01/2011	520,000	527,088
Ohio Hsg. Fin. Agcy. RB, Residential Mtge., Ser. C-1, 6.05%, 03/01/2032	120,000	117,281
Ohio Hsg. Fin. Agcy. RRB, Residential Mtge., Ser. C, 5.55%, 03/01/2020	19,540,000	21,146,579
Ohio Hsg. Fin. Agcy. SFHRB, 0.00%, 01/15/2015 ¤	25,000	14,820
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 ¤	490,000	125,077
Oregon Hsg. & Cmnty. Svcs. Dept. RB, Single Family Mtge. Proj., Ser. A, 6.00%, 07/01/2020	1,710,000	1,752,528
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. L, 5.90%, 07/01/2031	1,845,000	1,823,358
Palm Beach Cnty., FL HFA MHRB, Pinnacle Palms Apts. Proj., Ser. A, 5.75%, 07/01/2041	70,000	67,411
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 63-A, 0.00%, 04/01/2030 ¤	250,000	64,325
Ser. 67-A, 5.40%, 10/01/2024	2,170,000	2,138,991
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,453,726
Ser. 70-A, 4.90%, 10/01/2010	400,000	403,764
Peregrines Landing, LLC Facs. RB, Ser. A, 7.00%, 05/20/2044, (Insd. by GNMA)	5,810,000	6,148,374
Rhode Island Hsg. & Mtge. Fin. RB, 6.50%, 04/01/2027	25,000	25,018
St. Louis Cnty., MO IDA MHRRB, Oakdale Forest II Apts., Ser. A, 5.50%, 09/20/2016	200,000	200,590
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) ¤	475,000	215,674
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	180,000	182,482
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	925,000	685,258
Virginia HDA MHRB, Ser. G, 5.30%, 11/01/2018	4,415,000	4,436,766
Wood Cnty., WV SFHRRB, Ser. A, 0.00%, 03/01/2011 ¤	110,000	99,651

		126,806,654

INDUSTRIAL DEVELOPMENT REVENUE 5.9%
Alaska Indl. Dev. & Export Auth. Power RB, Snettisham Hydroelectric, 6.00%, 01/01/2014	1,165,000	1,177,233
Albuquerque, NM IDRRB, Manor Nursing, Ser. A, 4.80%, 05/20/2014	1,540,000	1,570,785
Dayton, OH Spl. Facs. RRB, Emery Air Freight Corp., Ser. A, 5.625%, 02/01/2018	2,030,000	2,046,260
Illinois Dev. Fin. Auth. Pollution RRB, Illinios Power Co. Proj., Ser. A, 5.70%, 02/01/2024	250,000	229,270
Kentwood, MI Econ. Dev. Corp. RB, Holland Home, Ser. A, 4.30%, 11/15/2009	300,000	296,679
Miami-Dade Cnty., FL IDA RB, Airis Miami II, LLC Proj., 6.00%, 10/15/2019, (Insd. by AMBAC)	100,000	100,424

5

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	$200,000	$185,880
New Jersey EDA RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	730,000	381,943
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015, (Insd. by FSA)	345,000	345,445
Pleasants Cnty., WV PCRB, Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	4,000,000	4,002,440
Port Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017, (Insd. by AMBAC)	2,630,000	2,640,888
South Dakota EDFA RB, D.T.S., Inc. Proj., Ser. A, 4.95%, 04/01/2009	110,000	110,318
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	155,000	106,175
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	165,000	113,025
Union Cnty., NJ Util. Auth. Solid Waste RB, Sr. Lease Ogden Martin, Ser. A, 5.375%, 06/01/2012	8,545,000	8,637,115
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,427,677
York Cnty., PA IDA PCRRB, Pub. Svcs. Elec. & Gas, Ser. A, 6.45%, 10/01/2019	440,000	441,655
York Cnty., VA IDA RB, Virginia Elec. & Power Co. Proj., 5.50%, 07/01/2009	4,500,000	4,511,880

		30,325,092

LEASE 0.2%
Denver, CO City & Cnty. Sch. Dist. 1 Refunding COP, Denver Sch. Facs. Leasing Corp., 5.60%, 12/15/2009	665,000	666,982
Walker Cnty., AL Pub. Bldg. Auth. RRB, Walker Cnty. Jail Proj., 5.00%, 12/01/2016, (Insd. by AMBAC)	200,000	201,244

		868,226

MISCELLANEOUS REVENUE 3.0%
Baker, FL Correctional Dev. First Mtge. RB, Detention Ctr. Proj., 6.00%, 02/01/2013	500,000	450,490
California Statewide CDA RB, SAVRS, 0.99%, 05/15/2029	1,400,000	1,400,000
Florida Fin. Dept. Gen. Svcs. RB, Dept. of Env. Preservation 2000-A, 5.00%, 07/01/2013	500,000	501,235
Florida Mid-Bay Bridge Auth. RB, Ser. A, 5.95%, 10/01/2022, (Insd. by AMBAC)	2,000,000	2,063,720
Gulf Breeze, FL Local Govt. RB, 4.50%, 12/15/2020	180,000	180,000
Louisiana Govt. Env. Facs. CDA RB, Ser. A, 6.30%, 07/01/2030	5,000,000	4,362,700
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	361,336
Miami-Dade Cnty., FL Spl. Obl. RB, CCAB, Sub. Ser. B, 0.00%, 10/01/2035, (Insd. by MBIA) †	2,500,000	2,102,650
Michigan Muni. Bond Auth. RB:
5.50%, 11/01/2027	535,000	535,273
8.625%, 11/01/2016	185,000	185,731
Minnesota Pub. Facs. Auth. Water PCRRB, Ser. A, 5.00%, 03/01/2011	250,000	250,672
Monmouth Cnty., NJ Impt Auth. RRB, Correctional Facs. Proj., 5.00%, 08/01/2011	200,000	200,532
New York Urban Dev. Corp. RRB, Sub Lien, 5.50%, 07/01/2016	500,000	501,455
Oregon Board Bank RB, Oregon Econ. Cmnty. Dev. Dept., Ser. A, 5.50%, 01/01/2019	1,250,000	1,266,275
Palmdale, CA Civic Auth. RRB, Civic Ctr. Refinancing, Ser. A, 5.60%, 07/01/2015	100,000	101,096
Parke Cnty., IN Jail Bldg. Corp. First Mtge. RB, 5.60%, 01/15/2013	235,000	238,043
San Francisco, CA City & Cnty. Fin. Corp. RB, Emergency Communications, 5.40%, 04/01/2015	100,000	100,242
Tyler, TX Hlth. Facs Dev. Corp. RB, Mother Frances Hosp., 6.60%, 07/01/2009	390,000	392,983

		15,194,433

PORT AUTHORITY 0.6%
Dade Cnty., FL Seaport RB, 5.50%, 10/01/2026, (Insd. by MBIA)	370,000	370,307
Dade Cnty., FL Seaport RRB, Ser. 95, 5.75%, 10/01/2015	475,000	476,549
Massachusetts Port Auth. RB, Ser. E, 5.25%, 07/01/2013, (Insd. by MBIA)	2,260,000	2,264,452

		3,111,308

POWER 0.7%
Hawaii Dept. of Budget & Fin. RB, Hawaiian Elec. Co. Proj., 5.45%, 11/01/2023, (Insd. by MBIA)	365,000	302,165
Puerto Rico Elec. Power Auth. RRB, Ser. CC-MBIA-IBC, 5.25%, 07/01/2009	225,000	226,555
Sikeston, MO Elec. RRB, 5.00%, 06/01/2012	470,000	470,056
Texas Muni. Power Agcy. RRB, Sub Lien, 4.75%, 09/01/2014	785,000	786,601
Utah Intermountain Power Agcy. RRB, Ser. A, 5.25%, 07/01/2015	1,470,000	1,479,276
Western Minnesota Power Agcy. RRB, Ser. A, 5.50%, 01/01/2011	400,000	401,256

		3,665,909

6

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 9.8%
Alameda Cnty., CA COP, Med. Ctr. Proj., 5.375%, 06/01/2014	$115,000	$116,516
Alameda Cnty., CA Refunding COP, Santa Rita Jail Proj., 5.00%, 12/01/2015	100,000	106,369
California CDA COP, 5.30%, 12/01/2015, (Insd. by Kaiser Permanente & FSA)	1,465,000	1,514,327
California Hlth. Facs. Fin. Auth. RB, Kaiser Permanente, Ser. A, 5.25%, 06/01/2012	1,300,000	1,329,952
California Statewide CDA COP, 5.30%, 12/01/2015	400,000	413,468
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,098
Denver, CO City & Cnty. Arpt. RB, Ser. C, 6.125%, 11/15/2025	115,000	115,219
Florida Correctional Privatization Commission COP, 350 Bed Youthful Polk Cnty., Ser. B, 5.00%, 08/01/2017	100,000	100,074
Hamal Florida CDD Spl. Assessment Bond, 6.20%, 05/01/2015	415,000	449,130
Illinois Hlth. Facs. Auth. RB:
Iowa Hlth. Sys., 6.75%, 02/15/2013	500,000	530,225
Loyola Univ. Hlth. Sys., Ser. A, 6.00%, 07/01/2021	940,000	1,021,827
Indiana Hlth. Facs. Fin. Auth. RRB, Ancilla Sys., Inc., 5.25%, 07/01/2022	325,000	327,493
Intermountain Power Agcy. Utah Power Supply RB, Ser. A, 6.15%, 07/01/2014	10,000,000	10,326,800
Johnson City, TN Hlth. & Edl. Facs. Board Hosp. RRB, Ser. 2000, 6.75%, 07/01/2016	130,000	130,615
Los Angeles, CA Cmnty. Redev. Agcy. RB:
Ser. G, 6.75%, 07/01/2010	135,000	137,669
Tax Allocation, Ser. G, 6.75%, 07/01/2010	365,000	367,051
Metropolitan Trans. Auth. New York RB:
Commuter Facs., Ser. B, 5.00%, 07/01/2011	130,000	131,438
Dedicated Tax Fund Bonds, Ser. A, 5.25%, 04/01/2009	150,000	150,567
Metropolitan Trans. Auth. New York RRB, Commuter Facs., Ser. D, 5.00%, 07/01/2012	100,000	103,660
Michigan Bldg. Auth. RB, Facilities Program, Ser. I, 5.50%, 10/15/2009	590,000	608,473
Michigan HFA RRB, St. John Hlth. Sys., Ser. A, 5.00%, 05/15/2018, (Insd. by AMBAC)	300,000	303,732
Michigan Hosp. Fin. Auth. RRB:
Hosp. Genesys Regl. Med., Ser. A, 5.30%, 10/01/2011	750,000	759,810
Mercy Hlth. Svcs., Ser. W, 5.25%, 08/15/2022	5,000,000	5,038,400
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) ¤	2,850,000	1,762,326
New York, NY Triborough Bridge & Tunnel Auth. RRB, Ser. A, 5.25%, 01/01/2011	400,000	403,216
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	170,155
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	337,646
Pleasant Valley, CA Sch. Dist. Ventura Cnty. GO, Ser. A, 5.00%, 08/01/2018	275,000	278,385
Pomona, CA RB, Unified Sch. Dist., Ser. C, 6.00%, 08/01/2025	500,000	513,665
San Antonio, TX Elec. & Gas RRB, Ser. 2000, 5.00%, 02/01/2017	100,000	110,383
Santa Clara Cnty., CA East Side Unified Sch. Dist. GO:
Ser. E, 5.00%, 09/01/2022, (Insd. by FGIC)	3,355,000	3,362,985
Ser. F, 5.25%, 09/01/2025, (Insd. by FGIC)	1,015,000	1,017,649
St. Johns Cnty., FL IDA Health Care RB, Glenmoor St. Johns Proj., Ser. A, 8.00%, 01/01/2030	3,420,000	3,672,054
Stockton, CA Hsg. Facs. RRB, O’Conner Woods Proj., Ser. A, 5.20%, 03/20/2009, (Insd. by GNMA)	170,000	170,445
Suffolk Cnty., NY Waterworks Auth. RRB, Ser. C, 5.75%, 06/01/2013	7,340,000	8,417,585
Tennessee Sch. Bldg. Auth. RRB, Higher Edl. Facs., Ser. D, 5.50%, 05/01/2011	500,000	503,375
Utah Cnty., UT Hosp. RB, IHC Hlth. Svcs., Inc., 5.25%, 08/15/2021	1,935,000	1,940,998
Vallejo, CA Univ. Sch. Dist. Election of 1997 GO, 5.40%, 08/01/2022, (Insd. by FSA)	500,000	501,425
West Contra Costa, CA Unified Sch. Dist. RB:
Ser. C, 6.00%, 08/01/2024	185,000	185,638
Ser. D, 4.875%, 08/01/2011	200,000	200,542
Wood Glen, TX Hsg. Fin. Corp. Mtge. RRB, Copperwood Proj., Ser. A, 7.65%, 07/01/2022, (Insd. by MBIA & FHA)	2,125,000	2,428,832

		50,080,217

PUBLIC FACILITIES 0.4%
San Francisco, CA City & Cnty. COP, 2789 25th Street Proj., 5.00%, 09/01/2014, (Insd. by AMBAC)	600,000	601,500
St. Louis, MO Muni. Fin. Corp. RRB:
City Justice Ctr., 5.40%, 02/15/2012, (Insd. by AMBAC)	375,000	375,791
Ser. A, 0.00%, 07/15/2014, (Insd. by AMBAC) ¤	1,500,000	1,094,175

		2,071,466

7

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 0.8%
Charlotte Cnty., FL Solid Waste Disposal RRB, 5.05%, 10/01/2009	$200,000	$200,502
Connecticut Resource Recovery Auth. RB, 2006 Mid-Connecticut Sys., Ser. A, 5.375%, 11/15/2009	150,000	150,495
Connecticut Resource Recovery Auth. RRB, Mid-Connecticut Sys., Ser. A:
5.50%, 11/15/2011	1,705,000	1,710,132
5.50%, 11/15/2012	920,000	922,769
Dade Cnty., FL Resource Recovery RB, 5.50%, 10/01/2010	225,000	225,302
Essex Cnty., NJ Util. Auth. Solid Waste RRB, Ser. A, 4.80%, 04/01/2014	400,000	400,824
Savannah, GA Resouce Recovery Dev. Auth. RB, Air Pollution Ctl. Sys. & Landfill, 5.00%, 08/01/2013	500,000	501,305

		4,111,329

SALES TAX 0.8%
Dade Cnty., FL Resource Recovery RB, 5.50%, 10/01/2009	75,000	75,224
Danville, IN Cmnty. Elementary Sch. Bldg. Corp. RRB, 5.00%, 07/05/2009	520,000	521,570
Irvine, CA Univ. Sch. Dist Spl. Tax RRB, Cmnty. Facs. Dist. No. 86-1, 5.50%, 11/01/2013	250,000	252,870
Los Angeles, CA Muni. Impt. Corp. RRB, Central Library Proj., Ser. A, 5.00%, 06/01/2010	350,000	363,380
Metropolitan Pier & Expo. Auth. RRB, Illinois Dedicated State Tax:
5.50%, 06/01/2011	500,000	501,305
McCormick Place Expansion Proj., Ser. A, 5.25%, 06/15/2012	450,000	450,963
Mountain View, CA Tax Allocation RB, Shoreline Regl. Park, Ser. A, 5.50%, 08/01/2021, (Insd. by MBIA)	250,000	250,050
New Mexico Hwy. Cmnwlth. Tax RB, Ser. B, 5.125%, 06/15/2011	140,000	140,389
New York Urban Dev. Corp. RRB, Unrefunded Balance, 5.50%, 07/01/2016	660,000	661,670
Santa Clara, CA Redev. Agcy. Tax Allocation RB, Bayshore North Proj., 5.00%, 06/01/2016	250,000	250,468
Santa Margarita/Dana Point, CA RB, Ser. A, 5.50%, 08/01/2012	200,000	201,312
Tracy, CA Area Public Facs. Financing Agcy. Spl. Tax RRB, Cmnty. Facs. Dist. No. 87-1-H, 5.875%, 10/01/2019	355,000	355,174

		4,024,375

STUDENT LOAN 0.1%
Massachusetts Edl. Auth. RRB, Issue E, Ser. A, 4.55%, 07/01/2009	515,000	516,746

TOBACCO REVENUE 1.9%
Badger Tobacco Asset Securitization Corp. RB, 6.375%, 06/01/2032	250,000	237,500
California Tobacco Securitization Corp. RRB, Ser. A, 5.00%, 06/01/2017	250,000	239,848
District of Columbia Tobacco Fin. Corp. RRB, Asset Backed Bonds, 6.50%, 05/15/2033	1,785,000	1,240,396
Tobacco Settlement Auth. of Rhode Island RRB:
6.125%, 06/01/2032	4,000,000	2,895,440
6.25%, 06/01/2042	5,310,000	3,440,508
Tobacco Settlement Auth. of Washington RB, 6.625%, 06/01/2032	2,150,000	1,528,263
Tobacco Settlement Fin. Corp. of New York RB, Ser. B-1C:
5.00%, 06/01/2011	165,000	165,254
5.25%, 06/01/2012	115,000	115,182

		9,862,391

TRANSPORTATION 2.1%
Massachusetts Turnpike Auth. RB, Ser. A, 5.125%, 01/01/2017	175,000	172,601
Phoenix, AZ Street & Hwy. User RRB, Jr. Lien, 6.25%, 07/01/2011, (Insd. by AMBAC)	1,040,000	1,043,869
Port Auth. of New York & New Jersey Spl. Obl. RB:
JFK Intl. Air Terminal, LLC, 6.25%, 12/01/2009	7,500,000	7,568,400
Ser. 103, 5.125%, 12/15/2011	1,215,000	1,218,220
Texas Turnpike Auth. RRB, Dallas North Tollway Sys.:
5.50%, 01/01/2015	320,000	323,750
Ser. A, 5.375%, 01/01/2016	150,000	150,189

		10,477,029

UTILITY 1.9%
Austin, TX Util. Sys. RRB, Ser. A, 5.125%, 05/15/2009	1,215,000	1,218,937
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,022
Fulton Cnty., GA Water & Sewer RB, 5.00%, 01/01/2015, (Insd. by FGIC & MBIA)	1,990,000	2,014,556

8

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 5.60%, 12/01/2016	$575,000	$576,880
San Diego, CA Sewer RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,761,210
West Harris Cnty., TX Muni. Util. Dist. No. 11 RRB, 5.00%, 09/01/2019	1,000,000	977,070

		9,553,675

WATER & SEWER 5.8%
Burlington, VT Waterworks Sys. RRB, Ser. A, 4.90%, 07/01/2009	100,000	100,256
Chicago, IL Waste Water Transmission RRB, Ser. A, 5.00%, 01/01/2019	6,065,000	6,109,578
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	270,000	237,678
Hamilton Cnty., TN Waterworks RRB, Eastside Util. Dist., 5.25%, 11/01/2017, (Insd. by MBIA)	1,000,000	1,007,710
Indian River Cnty., FL Water & Sewer RRB, Ser. A, 5.50%, 09/01/2015, (Insd. by FGIC)	1,000,000	1,021,850
Louisiana Pub. Facs. Auth. Collateralized RRB, Louisiana Water Co. Proj., 5.45%, 02/01/2013	1,150,000	1,153,427
Mesa, CA Water Dist. Refunding COP, 5.00%, 03/15/2018	300,000	307,950
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	250,000	256,920
New York Env. Facs. Corp. Water Facs. RRB, Spring Valley Water, Ser. A, 6.30%, 08/01/2024, (Insd. by AMBAC)	900,000	847,539
Norfolk, VA Water RB, 5.70%, 11/01/2010, (Insd. by MBIA)	2,000,000	2,006,700
North Jersey Dist. Water Supply Commission RRB, Wanaque North Proj., 5.125%, 11/15/2021, (Insd. by MBIA)	400,000	402,012
Northeast Nebraska Solid Waste Disposal Facs. RB, 4.70%, 05/15/2015	200,000	200,396
Rhode Island Clean Water Fin. Agcy. RB, Wastewater Treatment Sys., 5.80%, 09/01/2022, (Insd. by MBIA)	950,000	923,761
San Diego, CA Pub. Facs. Fin. Auth. Sewer RB:
5.00%, 05/15/2015	150,000	150,205
5.00%, 05/15/2020	2,750,000	2,751,540
Texas Water Dev. Board RB, Revolving Fund, Ser. A:
5.00%, 07/15/2017	8,320,000	8,341,715
5.25%, 07/15/2014	3,000,000	3,008,550
Wenatchee, WA Storm Drain RB:
5.00%, 12/01/2012	180,000	180,445
5.05%, 12/01/2013	190,000	190,477
Wenatchee, WA Water & Sewer RB:
5.00%, 12/01/2012	110,000	110,272
5.05%, 12/01/2013	115,000	115,289

		29,424,270

Total Municipal Obligations (cost $441,540,104)		431,982,995

	Shares	Value

SHORT-TERM INVESTMENTS 14.0%
MUTUAL FUND SHARES 14.0%
Evergreen Institutional Municipal Money Market Fund, Class I, 1.00% q ø (cost $71,237,819)	71,237,819	71,237,819

Total Investments (cost $512,777,923) 98.8%		503,220,814
Other Assets and Liabilities 1.2%		5,986,580

Net Assets 100.0%		$509,207,394

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

9

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CCAB	Convertible Capital Appreciation Bond
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IBC	Insured Bond Certification
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TCR	Transferable Custody Receipts

The following table shows the percent of total investments by geographic location as of February 28, 2009:

New York	12.3%
Texas	8.7%
Ohio	8.1%
California	7.1%
Florida	6.9%
Illinois	6.8%
Massachusetts	5.2%
Utah	2.9%
Georgia	2.6%
Michigan	2.6%
New Jersey	2.4%
Virginia	2.3%
Washington	1.7%
Louisiana	1.7%
Missouri	1.5%
Rhode Island	1.4%
Pennsylvania	1.4%
Arizona	1.1%
Indiana	1.0%
Oregon	1.0%
Connecticut	0.9%
West Virginia	0.8%
South Carolina	0.7%
Mississippi	0.6%
Nebraska	0.4%
Tennessee	0.4%
New Mexico	0.4%
Maryland	0.3%
Colorado	0.3%
Arkansas	0.3%
District of Columbia	0.3%
Alaska	0.2%
Oklahoma	0.2%
Minnesota	0.2%
Wisconsin	0.2%
New Hampshire	0.2%
North Dakota	0.2%
North Carolina	0.1%
Alabama	0.1%
Puerto Rico	0.1%
Maine	0.1%
Hawaii	0.1%
Non-state Specific	14.2%
100.0%

On February 28, 2009, the aggregate cost of securities for federal income tax purposes was $512,846,348. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,039,763 and $13,665,297, respectively, with a net unrealized depreciation of $9,625,534.

10

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Valuation hierarchy

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$71,237,819
Level 2 – Other Significant Observable Inputs	431,982,995
Level 3 – Significant Unobservable Inputs	0

Total	$503,220,814

11

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: April 28, 2009

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date: April 28, 2009